PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Affiliated Exchange-Traded Funds 1.0%
Fixed Income
PGIM Active High Yield Bond ETF	50,000	$1,744,000
PGIM Corporate Bond 0-5 Year ETF	100,000	4,992,600
PGIM Corporate Bond 5-10 Year ETF	75,000	3,744,750

Total Affiliated Exchange-Traded Funds (cost $10,660,243)(wa)		10,481,350
Common Stocks 60.1%
Aerospace & Defense 2.0%
AAR Corp.*	2,300	328,739
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	14,850	109,832
Astronics Corp.*	800	65,008
Astronics Corp. (Class B Stock)*	160	12,160
Cirrus Aircraft Ltd.	8,100	35,002
Elbit Systems Ltd. (Israel)	291	221,269
General Dynamics Corp.	10,900	3,861,216
Howmet Aerospace, Inc.	14,600	3,925,356
L3Harris Technologies, Inc.	6,800	1,976,012
Leonardo SpA (Italy)	1,924	103,300
Moog, Inc. (Class A Stock)	1,150	487,416
Northrop Grumman Corp.	7,000	3,565,170
Rolls-Royce Holdings PLC (United Kingdom)	66,619	1,277,062
RTX Corp.	20,800	3,946,384
Saab AB (Sweden) (Class B Stock)	8,369	436,313
Safran SA (France)	1,067	420,485
Satellogic, Inc. (Class A Stock)*	7,400	42,328
Singapore Technologies Engineering Ltd. (Singapore)	77,200	621,796
Woodward, Inc.	400	170,176
		21,605,024
Air Freight & Logistics 0.2%
Deutsche Post AG (Germany)	4,814	292,674
FedEx Corp.	3,900	1,221,207
United Parcel Service, Inc. (Class B Stock)	3,300	354,750
		1,868,631
Automobile Components 0.3%
Adient PLC*	7,500	137,850
Aptiv PLC*	29,400	1,804,572
Dana, Inc.	9,600	261,216
LCI Industries	1,800	190,584
Phinia, Inc.	1,600	131,792
Sansera Engineering Ltd. (India), 144A	9,829	332,542
SPR Auto Technologies Ltd. (India)	3,925	174,091
Sumitomo Electric Industries Ltd. (Japan)	28,000	519,599
Tenneco Clean Air India Ltd.*	7,700	48,320
Toyoda Gosei Co. Ltd. (Japan)	2,600	82,451
		3,683,017
Automobiles 0.8%
Eicher Motors Ltd. (India)	7,181	537,739
Geely Automobile Holdings Ltd. (China)	57,000	123,056
General Motors Co.	26,100	2,011,788
Hero MotoCorp Ltd. (India)	1,290	65,476
Isuzu Motors Ltd. (Japan)	21,000	279,640
Kia Corp. (South Korea)	2,538	229,226
Maruti Suzuki India Ltd. (India)	784	117,212

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Mercedes-Benz Group AG (Germany)	14,235	$716,002
Tesla, Inc.*	9,950	4,184,970
		8,265,109
Banks 3.8%
AIB Group PLC (Ireland)	16,700	196,267
Banc of California, Inc.	14,400	294,192
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,144	356,101
Banco Santander SA (Spain)	58,135	806,905
Bancorp, Inc. (The)*	1,000	62,640
Bank Hapoalim BM (Israel)	11,342	261,609
Bank of America Corp.	15,900	905,982
Bank of China Ltd. (China) (Class H Stock)	210,000	133,922
Bank of Marin Bancorp	1,100	30,470
Bank of Ningbo Co. Ltd. (China) (Class A Stock)	9,000	39,362
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,300	196,350
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	76,800	98,166
BankUnited, Inc.	1,300	62,985
Barclays PLC (United Kingdom)	57,022	382,104
BNP Paribas SA (France)	10,098	1,179,377
BOC Hong Kong Holdings Ltd. (China)	39,000	211,635
CaixaBank SA (Spain)	55,356	784,293
California BanCorp	5,700	118,788
Canadian Imperial Bank of Commerce (Canada)	6,700	771,545
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	80,000	67,912
China Construction Bank Corp. (China) (Class H Stock)	872,000	899,426
Citigroup, Inc.	46,400	6,494,144
CNB Financial Corp.	1,100	37,081
Community West Bancshares	2,100	56,406
Credit Agricole SA (France)	35,470	713,411
Customers Bancorp, Inc.*	300	23,730
Danske Bank A/S (Denmark)	12,691	680,270
First Merchants Corp.	500	21,845
First Mid Bancshares, Inc.	800	38,472
Five Star Bancorp	3,200	155,808
Fulton Financial Corp.	12,200	295,118
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	7,000	74,133
Hana Financial Group, Inc. (South Korea)	2,944	219,899
Hancock Whitney Corp.	700	52,304
Hilltop Holdings, Inc.	6,900	267,582
HSBC Holdings PLC (United Kingdom)	88,127	1,666,419
Independent Bank Corp.	1,900	159,068
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	936,000	768,911
ING Groep NV (Netherlands)	22,462	708,751
Intesa Sanpaolo SpA (Italy)	84,656	581,865
Israel Discount Bank Ltd. (Israel) (Class A Stock)	3,984	39,447
Japan Post Bank Co. Ltd. (Japan)	38,100	725,133
JPMorgan Chase & Co.	8,374	2,741,061
KB Financial Group, Inc. (South Korea)	3,131	323,956
Lion Finance Group PLC (Georgia)	1,020	153,382
Lloyds Banking Group PLC (United Kingdom)	399,826	585,157
Metropolitan Bank Holding Corp.	2,700	266,652
Mitsubishi UFJ Financial Group, Inc. (Japan)	18,100	360,605
Nanto Bank Ltd. (The) (Japan)	6,000	65,589
National Bank Holdings Corp. (Class A Stock)	2,100	93,303
NatWest Group PLC (United Kingdom)	123,881	1,093,120
Nicolet Bankshares, Inc.	700	115,773
Nordea Bank Abp (Finland)	32,070	608,590
Northeast Bank	300	39,759
OceanFirst Financial Corp.	6,000	117,180
Origin Bancorp, Inc.	400	20,460

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Peapack-Gladstone Financial Corp.	800	$37,864
Ping An Bank Co. Ltd. (China) (Class A Stock)	385,500	570,966
Primis Financial Corp.	14,730	241,130
Provident Financial Services, Inc.	12,800	302,592
Royal Bank of Canada (Canada)	1,000	207,072
Sberbank of Russia PJSC (Russia)*^	202,510	—
ServisFirst Bancshares, Inc.	900	78,075
Shinhan Financial Group Co. Ltd. (South Korea)	12,750	799,421
Societe Generale SA (France)	1,517	134,270
Swedbank AB (Sweden) (Class A Stock)	19,929	744,465
Texas Capital Bancshares, Inc.	2,800	289,128
Toronto-Dominion Bank (The) (Canada)	12,500	1,519,831
TriCo Bancshares	700	37,695
Truist Financial Corp.	57,800	2,879,596
TS Financial Holding Co. Ltd. (Taiwan)	30,000	31,497
UniCredit SpA (Italy)	12,224	1,095,500
Valley National Bancorp	14,700	215,355
Washington Trust Bancorp, Inc.	2,500	91,200
Wells Fargo & Co.	38,700	3,198,168
WSFS Financial Corp.	2,500	191,825
		40,890,065
Beverages 0.2%
Kirin Holdings Co. Ltd. (Japan)	35,000	603,617
Monster Beverage Corp.*	11,100	1,066,932
PepsiCo, Inc.	5,200	704,080
Vita Coco Co., Inc. (The)*	500	33,070
		2,407,699
Biotechnology 1.9%
AbbVie, Inc.	23,530	5,921,089
ACADIA Pharmaceuticals, Inc.*	5,900	149,270
Alkermes PLC*	2,300	120,508
Amgen, Inc.	8,700	3,150,444
AnaptysBio, Inc.*	1,800	121,500
Apogee Therapeutics, Inc.*	1,400	185,822
Ardelyx, Inc.*	2,800	14,280
Arrowhead Pharmaceuticals, Inc.*	1,300	105,963
Aura Biosciences, Inc.*	2,100	14,910
Aurinia Pharmaceuticals, Inc. (Canada)*	7,900	134,063
Bavarian Nordic A/S (Denmark)*	4,717	131,955
BioMarin Pharmaceutical, Inc.*	2,800	160,216
Bridgebio Pharma, Inc.*	1,200	89,376
CareDx, Inc.*	1,300	37,050
Celcuity, Inc.*	1,200	125,544
CG oncology, Inc.*	1,800	127,890
Cogent Biosciences, Inc.*	4,800	185,760
CSL Ltd. (Australia)	10,864	866,782
Cullinan Therapeutics, Inc.*	5,400	98,334
Cytokinetics, Inc.*	2,800	238,532
Design Therapeutics, Inc.*	6,600	95,502
Dianthus Therapeutics, Inc.*	600	58,488
Emergent BioSolutions, Inc.*	14,100	118,158
First Tracks Biotherapeutics, Inc.*	1,100	22,132
Genus PLC (United Kingdom)	1,575	44,855
Gilead Sciences, Inc.	30,900	3,903,906
Ironwood Pharmaceuticals, Inc.*	8,400	35,364
Kodiak Sciences, Inc.*	3,400	132,464
Krystal Biotech, Inc.*	180	66,901
Kura Oncology, Inc.*	5,200	57,044

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Kymera Therapeutics, Inc.*	300	$34,401
Madrigal Pharmaceuticals, Inc.*	100	53,695
Mirum Pharmaceuticals, Inc.*	100	11,707
Myriad Genetics, Inc.*	14,500	82,795
Neurocrine Biosciences, Inc.*	1,900	320,216
Nurix Therapeutics, Inc.*	3,100	75,206
Olema Pharmaceuticals, Inc.*	1,500	18,765
Oruka Therapeutics, Inc.*	2,000	190,340
Praxis Precision Medicines, Inc.*	440	147,308
Protagonist Therapeutics, Inc.*	300	36,774
PTC Therapeutics, Inc.*	2,300	187,611
Puma Biotechnology, Inc.*	3,000	24,330
Regeneron Pharmaceuticals, Inc.	2,400	1,496,496
Rhythm Pharmaceuticals, Inc.*	1,600	177,648
Sarepta Therapeutics, Inc.*	6,800	122,196
Scholar Rock Holding Corp.*	1,400	77,000
Spyre Therapeutics, Inc.*	2,000	177,560
Swedish Orphan Biovitrum AB (Sweden)*	8,275	394,447
Tango Therapeutics, Inc.*	3,100	96,906
TG Therapeutics, Inc.*	800	43,952
Travere Therapeutics, Inc.*	300	17,043
Twist Bioscience Corp.*	200	20,576
Vaxcyte, Inc.*	700	40,691
Veracyte, Inc.*	2,900	170,317
		20,532,082
Broadline Retail 1.9%
Alibaba Group Holding Ltd. (China)	7,900	94,709
Amazon.com, Inc.*	78,890	18,802,643
BuySell Technologies Co. Ltd. (Japan)	15,100	308,716
Harvey Norman Holdings Ltd. (Australia)	73,074	244,027
Kohl’s Corp.	3,100	54,932
Macy’s, Inc.	52,100	1,226,955
Rusta AB (Sweden)	28,475	236,080
		20,968,062
Building Products 0.0%
Gibraltar Industries, Inc.*	800	36,080
Modine Manufacturing Co.*	120	32,042
Nichiha Corp. (Japan)	2,300	43,360
UFP Industries, Inc.	200	18,148
		129,630
Capital Markets 2.1%
Bank of New York Mellon Corp. (The)	38,850	5,618,099
BGC Group, Inc. (Class A Stock)	22,000	235,180
Blackrock, Inc.	400	384,624
BSE Ltd. (India)*	15,418	631,260
Charles Schwab Corp. (The)	38,600	3,561,622
Deutsche Bank AG (Germany)	8,538	289,156
Donnelley Financial Solutions, Inc.*	1,100	46,145
Goldman Sachs Group, Inc. (The)	700	707,959
IG Group Holdings PLC (United Kingdom)	15,012	362,012
Marex Group PLC (Bermuda)	2,900	176,755
Morgan Stanley	14,600	3,051,984
MSCI, Inc.	2,600	1,456,104
Multi Commodity Exchange of India Ltd. (India)	10,150	305,123
Northern Trust Corp.	22,800	3,963,552
Piper Sandler Cos.	1,100	79,574

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
S&P Global, Inc.	900	$366,534
Samsung Securities Co. Ltd. (South Korea)	3,594	255,742
Singapore Exchange Ltd. (Singapore)	27,000	503,751
StoneX Group, Inc.*	1,500	177,750
UBS Group AG (Switzerland)	8,479	420,229
Virtus Investment Partners, Inc.	1,450	208,075
		22,801,230
Chemicals 0.3%
5N Plus, Inc. (Canada)*	4,400	135,824
Aspen Aerogels, Inc.*	3,500	22,190
Avient Corp.	4,800	177,408
Cabot Corp.	300	27,246
DIC Corp. (Japan)	11,300	336,963
Ecovyst, Inc.*	7,800	97,110
Fuso Chemical Co. Ltd. (Japan)	4,700	132,168
HB Fuller Co.	3,600	209,844
Ingevity Corp.*	2,100	156,807
Koppers Holdings, Inc.	600	26,940
Linde PLC	1,300	674,622
Mativ Holdings, Inc.	15,000	113,550
Ningxia Baofeng Energy Group Co. Ltd. (China) (Class A Stock)	106,500	318,593
Nutrien Ltd. (Canada)	9,900	623,702
Perimeter Solutions, Inc.*	4,100	146,165
SABIC Agri-Nutrients Co. (Saudi Arabia)	6,389	210,472
Sensient Technologies Corp.	2,400	295,896
Valhi, Inc.	1,750	25,672
		3,731,172
Commercial Services & Supplies 0.1%
ABM Industries, Inc.	800	35,392
ACCO Brands Corp.	20,900	86,944
Deluxe Corp.	9,750	232,830
Liquidity Services, Inc.*	4,100	160,392
Vestis Corp.*	1,700	24,684
		540,242
Communications Equipment 0.4%
Arista Networks, Inc.*	3,300	560,604
Ciena Corp.*	1,600	784,896
Cisco Systems, Inc.	18,600	2,184,756
Extreme Networks, Inc.*	7,600	246,012
Nokia OYJ (Finland)	14,029	187,094
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	17,450	195,696
Viasat, Inc.*	300	26,943
Viavi Solutions, Inc.*	2,800	133,700
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	300	57,079
		4,376,780
Construction & Engineering 0.4%
AECOM	14,700	1,026,060
Arcosa, Inc.	1,600	232,464
Argan, Inc.	40	31,942
Comfort Systems USA, Inc.	700	1,387,365
Fluor Corp.*	1,600	83,824
HOCHTIEF AG (Germany)	1,398	810,348
MYR Group, Inc.*	520	260,208
NWPX Infrastructure, Inc.*	1,400	209,916

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Sterling Infrastructure, Inc.*	190	$159,478
Toenec Corp. (Japan)	10,000	139,470
Tokyu Construction Co. Ltd. (Japan)	7,800	56,708
Tutor Perini Corp.	2,700	224,019
Vinci SA (France)	375	54,768
		4,676,570
Construction Materials 0.1%
Cemex SAB de CV (Mexico), UTS	114,000	136,898
China Jushi Co. Ltd. (China) (Class A Stock)	82,000	886,805
Malayan Cement Bhd (Malaysia)	65,800	103,294
		1,126,997
Consumer Finance 0.1%
Bread Financial Holdings, Inc.	3,000	325,050
Enova International, Inc.*	1,770	426,092
PRA Group, Inc.*	1,600	30,384
PROG Holdings, Inc.	5,600	261,016
		1,042,542
Consumer Staples Distribution & Retail 0.8%
Albertson’s Cos., Inc. (Class A Stock)	83,800	1,133,814
Chefs’ Warehouse, Inc. (The)*	1,600	153,760
Costco Wholesale Corp.	3,000	2,806,410
Dollar General Corp.	1,500	172,665
Koninklijke Ahold Delhaize NV (Netherlands)	19,685	792,626
PriceSmart, Inc.	1,100	214,874
Sonae SGPS SA (Portugal)	69,972	161,132
Sysco Corp.	23,400	1,955,772
Target Corp.	13,400	1,750,174
		9,141,227
Distributors 0.0%
Gold.com, Inc.	1,600	66,576
Diversified Consumer Services 0.5%
AcadeMedia AB (Sweden), 144A	36,515	379,585
ADT, Inc.	666,800	4,334,200
Covista, Inc.*	1,600	199,456
Lincoln Educational Services Corp.*	2,700	134,730
Perdoceo Education Corp.	7,400	236,800
Strategic Education, Inc.	1,100	84,282
		5,369,053
Diversified REITs 0.0%
CTO Realty Growth, Inc.	3,800	81,738
Diversified Telecommunication Services 1.1%
AT&T, Inc.	120,800	2,500,560
Cogeco Communications, Inc. (Canada)	8,100	361,866
Comcast Corp. (Class A Stock)	72,200	1,772,510
Deutsche Telekom AG (Germany)	24,836	677,136
Liberty Capital Corp. (Class C Stock)*	5,400	116,424
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	3,600	28,044
NOS SGPS SA (Portugal)	63,818	367,874
Ooredoo QPSC (Qatar)	134,810	490,588

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
Proximus SADP (Belgium)	8,675	$58,025
Verizon Communications, Inc.	135,190	5,723,945
		12,096,972
Electric Utilities 0.5%
American Electric Power Co., Inc.	14,400	1,970,064
Axia Energia SA (Brazil)	5,400	56,873
Duke Energy Corp.	4,200	531,636
Enel SpA (Italy)	81,021	929,342
Hawaiian Electric Industries, Inc.*	4,900	66,297
Inter RAO UES PJSC (Russia)*^	4,433,000	6
Korea Electric Power Corp. (South Korea)	2,400	57,829
NextEra Energy, Inc.	4,900	430,073
PG&E Corp.	52,600	884,732
Portland General Electric Co.	2,400	124,392
		5,051,244
Electrical Equipment 1.2%
ABB Ltd. (Switzerland)	13,066	1,421,311
Accelleron Industries AG (Switzerland)	3,354	344,444
Allient, Inc.	200	20,586
Atkore, Inc.	700	53,228
Bloom Energy Corp. (Class A Stock)*	140	42,378
Contemporary Amperex Technology Co. Ltd. (China) (Class H Stock)	1,000	90,079
Fujikura Ltd. (Japan)	9,000	356,777
Furukawa Electric Co. Ltd. (Japan)	20,000	601,544
GE Vernova T&D India Ltd. (India)	6,058	317,773
GE Vernova, Inc.	3,500	4,112,010
Generac Holdings, Inc.*	2,400	702,744
Legrand SA (France)	975	165,208
Mabuchi Motor Co. Ltd. (Japan)	22,800	221,764
nVent Electric PLC	16,900	2,866,409
Pfisterer Holding SE (Germany)	1,926	208,281
Plejd AB (Sweden)*	320	35,444
Plug Power, Inc.*	5,200	14,092
Powell Industries, Inc.	180	51,545
Prysmian SpA (Italy)	2,184	367,661
Sanyo Denki Co. Ltd. (Japan)	2,900	117,970
Schneider Electric SE	2,527	826,899
TD Power Systems Ltd. (India)	4,525	59,506
Ushio, Inc. (Japan)	4,500	125,769
Vicor Corp.*	920	349,398
		13,472,820
Electronic Equipment, Instruments & Components 1.4%
Aditya Infotech Ltd. (India)*	2,854	110,173
Advanced Energy Industries, Inc.	780	290,839
Amphenol Corp. (Class A Stock)	5,900	1,040,288
Avnet, Inc.	44,400	3,943,608
Bel Fuse, Inc. (Class B Stock)	130	43,295
Belden, Inc.	1,550	185,860
Benchmark Electronics, Inc.	2,300	226,941
Celestica, Inc. (Canada)*	2,100	765,876
Chroma ATE, Inc. (Taiwan)	9,000	625,441
Codan Ltd. (Australia)	4,965	152,460
Corning, Inc.	1,700	434,231
Delta Electronics Thailand PCL (Thailand)	13,200	131,614
Delta Electronics, Inc. (Taiwan)	14,000	879,253
Elite Material Co. Ltd. (Taiwan)	1,000	172,881

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
ePlus, Inc.	1,900	$158,137
Flex Ltd.*	10,800	1,750,356
Ibiden Co. Ltd. (Japan)	300	45,294
Insight Enterprises, Inc.*	500	60,900
Keysight Technologies, Inc.*	7,700	2,695,539
Kingboard Laminates Holdings Ltd. (Hong Kong)	24,500	313,699
Knowles Corp.*	3,300	136,884
Murata Manufacturing Co. Ltd. (Japan)	4,100	294,318
Napco Security Technologies, Inc.	2,400	91,152
Plexus Corp.*	400	120,268
Rogers Corp.*	600	98,238
Samsung Electro-Mechanics Co. Ltd. (South Korea)	119	172,341
Suzhou Dongshan Precision Manufacturing Co. Ltd. (China) (Class A Stock)*	9,900	387,210
TTM Technologies, Inc.*	100	18,702
Vishay Intertechnology, Inc.	900	48,402
Yageo Corp. (Taiwan)	4,000	145,916
		15,540,116
Energy Equipment & Services 0.1%
Aker Solutions ASA (Norway)	5,456	24,492
Forum Energy Technologies, Inc.*	400	20,092
Helix Energy Solutions Group, Inc.*	27,200	237,728
Nabors Industries Ltd.*	1,800	151,218
National Energy Services Reunited Corp.*	8,800	263,384
Natural Gas Services Group, Inc.	1,000	43,140
Patterson-UTI Energy, Inc.	6,000	55,080
ProPetro Holding Corp.*	8,400	120,456
Solaris Energy Infrastructure, Inc.	300	24,138
Tenaris SA	3,425	94,812
Tidewater, Inc.*	800	53,304
		1,087,844
Entertainment 0.4%
International Games System Co. Ltd. (Taiwan)	2,000	49,814
NetEase, Inc. (China)	28,600	734,499
Walt Disney Co. (The)	39,100	3,763,375
		4,547,688
Financial Services 1.8%
Banca Mediolanum SpA (Italy)	4,559	113,616
Berkshire Hathaway, Inc. (Class B Stock)*	4,449	2,226,235
Enact Holdings, Inc.	4,800	219,408
EVERTEC, Inc. (Puerto Rico)	1,800	50,004
Fidelity National Information Services, Inc.	78,800	3,063,744
Financial Partners Group Co. Ltd. (Japan)	6,600	62,935
Fiserv, Inc.*	34,200	1,677,510
Helia Group Ltd. (Australia)	87,632	336,021
Jackson Financial, Inc. (Class A Stock)	200	20,478
Mastercard, Inc. (Class A Stock)	13,775	7,074,840
OSB Group PLC (United Kingdom)	18,150	124,929
Paysign, Inc.*	3,100	25,389
Radian Group, Inc.	8,100	305,127
Remitly Global, Inc.*	5,100	114,291
StoneCo Ltd. (Brazil) (Class A Stock)	7,100	76,964
Visa, Inc. (Class A Stock)	10,900	3,739,681
		19,231,172

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products 0.7%
Canada Packers, Inc. (Canada)	2,920	$39,428
Conagra Brands, Inc.	190,000	2,557,400
Del Monte Corp.	600	16,746
First Pacific Co. Ltd. (Indonesia)	206,000	126,372
First Resources Ltd. (Indonesia)	27,500	66,106
General Mills, Inc.	21,600	751,680
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	39,954
Inghams Group Ltd. (Australia)	17,850	25,444
Ingredion, Inc.	7,700	729,267
J.M. Smucker Co. (The)	6,400	720,000
Maple Leaf Foods, Inc. (Canada)	6,300	135,528
Nestle India Ltd. (India)	42,575	632,125
Nestle SA (Switzerland)	4,598	471,595
Post Holdings, Inc.*	5,600	494,256
Simply Good Foods Co. (The)*	2,800	37,184
Smithfield Foods, Inc.	18,800	456,088
WH Group Ltd. (Hong Kong), 144A	538,000	570,450
		7,869,623
Gas Utilities 0.2%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	3,900	150,150
Naturgy Energy Group SA (Spain)	10,584	331,747
New Jersey Resources Corp.	1,200	67,248
Northwest Natural Holding Co.	3,500	171,710
Rubis SCA (France)	8,452	296,624
Shizuoka Gas Co. Ltd. (Japan)	4,300	33,215
Snam SpA (Italy)	12,256	88,478
Southwest Gas Holdings, Inc.	3,000	266,040
Tokyo Gas Co. Ltd. (Japan)	5,400	204,475
		1,609,687
Ground Transportation 0.1%
ArcBest Corp.	1,000	143,540
CSX Corp.	4,400	209,132
Heartland Express, Inc.	900	13,698
Landstar System, Inc.	1,600	330,896
Uber Technologies, Inc.*	4,100	295,856
Union Pacific Corp.	900	244,800
Werner Enterprises, Inc.	400	17,444
		1,255,366
Health Care Equipment & Supplies 0.2%
Anteris Technologies Global Corp.*	5,600	55,160
Bioventus, Inc. (Class A Stock)*	10,200	96,288
Butterfly Network, Inc.*	4,600	38,732
Embecta Corp.	7,300	23,798
Envista Holdings Corp.*	14,000	368,900
Glaukos Corp.*	1,700	237,592
ICU Medical, Inc.*	100	14,660
Inogen, Inc.*	8,400	54,180
Integra LifeSciences Holdings Corp.*	1,400	25,144
iRadimed Corp.	300	28,668
Japan Lifeline Co. Ltd. (Japan)	4,200	33,551
Medtronic PLC	12,700	993,521
PHC Holdings Corp. (Japan)	29,700	188,379
QuidelOrtho Corp.*	2,200	38,533
Tactile Systems Technology, Inc.*	3,900	116,142
		2,313,248

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 1.2%
Acadia Healthcare Co., Inc.*	1,700	$50,201
AdaptHealth Corp.*	1,400	14,588
agilon health, Inc.*	600	64,308
Alignment Healthcare, Inc.*	2,700	64,287
Ambea AB (Sweden), 144A	7,629	117,735
AMN Healthcare Services, Inc.*	2,300	74,451
BrightSpring Health Services, Inc.*	3,400	237,116
Cardinal Health, Inc.	600	142,536
Centene Corp.*	2,900	186,151
Cigna Group (The)	10,900	3,004,912
Concentra Group Holdings Parent, Inc.	5,400	160,650
CVS Health Corp.	17,600	1,820,720
Ensign Group, Inc. (The)	1,470	235,641
Extendicare, Inc. (Canada)	19,800	489,607
Fresenius SE & Co. KGaA (Germany)	6,443	294,358
Genertec Universal Medical Group Co. Ltd. (China), 144A	261,000	147,954
Guardant Health, Inc.*	100	15,003
Innovage Holding Corp.*	1,600	18,960
LifeStance Health Group, Inc.*	17,100	183,141
McKesson Corp.	1,600	1,208,960
National HealthCare Corp.	1,000	211,360
Option Care Health, Inc.*	12,400	260,028
PACS Group, Inc.*	1,600	68,224
Sinopharm Group Co. Ltd. (China) (Class H Stock)	16,000	32,554
UnitedHealth Group, Inc.	9,400	3,906,922
		13,010,367
Health Care REITs 0.0%
Diversified Healthcare Trust	18,150	168,795
Health Care Technology 0.0%
HeartFlow, Inc.*	1,000	29,340
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc.	12,700	213,487
DiamondRock Hospitality Co.	20,800	253,344
Ryman Hospitality Properties, Inc.	2,700	347,085
Xenia Hotels & Resorts, Inc.	8,000	162,880
		976,796
Hotels, Restaurants & Leisure 0.2%
Allwyn AG (Greece)	13,072	208,251
Bloomin’ Brands, Inc.	69,400	634,316
Brightstar Lottery PLC	2,200	23,584
Chipotle Mexican Grill, Inc.*	8,500	289,000
Churchill Downs, Inc.	1,700	152,388
Compass Group PLC (United Kingdom)	2,475	79,966
El Pollo Loco Holdings, Inc.*	10,800	183,168
Heiwa Corp. (Japan)	5,200	64,020
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR*	11,600	61,132
Navan, Inc. (Class A Stock)*	6,600	150,942
Rush Street Interactive, Inc.*	4,300	127,882
Target Hospitality Corp.*	4,100	83,476
		2,058,125
Household Durables 0.1%
Casio Computer Co. Ltd. (Japan)	5,200	61,788
Haseko Corp. (Japan)	7,100	124,707
Newell Brands, Inc.	56,700	348,138

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Sekisui House Ltd. (Japan)	26,100	$542,610
Sonos, Inc.*	5,900	79,827
		1,157,070
Household Products 0.0%
Central Garden & Pet Co.*	700	31,038
Central Garden & Pet Co. (Class A Stock)*	3,500	135,695
Spectrum Brands Holdings, Inc.	1,100	94,325
		261,058
Independent Power & Renewable Electricity Producers 0.0%
RWE AG (Germany)	2,401	155,273
Solaria Energia y Medio Ambiente SA (Spain)*	4,941	112,332
		267,605
Industrial Conglomerates 0.1%
Astra International Tbk PT (Indonesia)	240,700	60,856
CITIC Ltd. (China)	135,000	183,209
CK Hutchison Holdings Ltd. (United Kingdom)	70,000	593,295
Siemens AG (Germany)	337	108,348
SK Square Co. Ltd. (South Korea)*	111	125,525
		1,071,233
Industrial REITs 0.3%
Industrial Logistics Properties Trust	2,300	20,401
Prologis, Inc.	20,500	2,777,135
		2,797,536
Insurance 1.4%
Allstate Corp. (The)	2,700	642,438
American International Group, Inc.	54,900	4,091,697
Ategrity Specialty Holdings LLC*	3,100	74,524
AXA SA (France)	20,091	1,006,749
BB Seguridade Participacoes SA (Brazil)	8,100	61,319
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	6,800	23,386
Daiichi Life Group, Inc. (Japan)	9,200	100,452
Fairfax Financial Holdings Ltd. (Canada)	400	657,921
First American Financial Corp.	10,300	706,477
Genworth Financial, Inc.*	31,900	302,093
HCI Group, Inc.	900	157,725
Heritage Insurance Holdings, Inc.*	2,100	54,768
Kemper Corp.	41,800	1,126,928
Lancashire Holdings Ltd. (United Kingdom)	7,825	66,982
Mercury General Corp.	1,400	149,268
MetLife, Inc.	31,800	2,690,598
MS&AD Insurance Group Holdings, Inc. (Japan)	13,300	344,736
New China Life Insurance Co. Ltd. (China) (Class H Stock)	54,900	323,557
Octave Specialty Group, Inc.*	10,700	66,768
Oscar Health, Inc. (Class A Stock)*	6,000	171,120
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	66,500	434,829
Power Corp. of Canada (Canada)	2,600	162,096
QBE Insurance Group Ltd. (Australia)	36,939	642,559
SCOR SE (France)	3,415	123,862
Talanx AG (Germany)	4,723	597,387
Turkiye Sigorta A/S (Turkey)	990,672	131,274

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Unipol Assicurazioni SpA (Italy)	21,885	$611,696
United Fire Group, Inc.	700	36,708
		15,559,917
Interactive Media & Services 3.6%
Alphabet, Inc. (Class A Stock)	49,800	17,797,026
Alphabet, Inc. (Class C Stock)	41,540	14,677,328
Angi, Inc.*	11,600	69,020
Bumble, Inc. (Class A Stock)*	31,400	100,480
Diamond Sports Group LLC*(x)	5,129	1,113
Meta Platforms, Inc. (Class A Stock)	10,469	5,897,083
Tencent Holdings Ltd. (China)	17,900	987,768
		39,529,818
IT Services 0.8%
Accenture PLC (Class A Stock)	24,600	3,061,224
Applied Digital Corp.*(a)	1,700	63,410
Capgemini SE (France)	3,510	352,378
CGI, Inc. (Canada)	8,300	536,479
Cognizant Technology Solutions Corp. (Class A Stock)	60,900	2,358,657
DXC Technology Co.*	77,200	683,220
Everforth, Inc.*	7,800	139,386
Fastly, Inc. (Class A Stock)*	1,900	34,884
Fujitsu Ltd. (Japan)	4,400	87,428
Gartner, Inc.*	1,200	155,544
Globant SA*	1,100	31,834
HCL Technologies Ltd. (India)	28,461	323,274
Infosys Ltd. (India)	30,569	324,092
Tata Consultancy Services Ltd. (India)	7,353	158,041
		8,309,851
Leisure Products 0.1%
Callaway Golf Co.*	3,800	71,402
Funko, Inc. (Class A Stock)*	2,800	16,464
Johnson Outdoors, Inc. (Class A Stock)	300	13,812
MasterCraft Boat Holdings, Inc.*	1,500	38,730
Mattel, Inc.*	33,800	469,144
Noritsu Koki Co. Ltd. (Japan)	3,600	44,946
Polaris, Inc.	800	54,752
Roland Corp. (Japan)	5,300	135,218
Sankyo Co. Ltd. (Japan)	17,100	166,822
Smith & Wesson Brands, Inc.	3,100	46,624
		1,057,914
Life Sciences Tools & Services 0.5%
Adaptive Biotechnologies Corp.*	1,300	27,885
Danaher Corp.	17,800	3,390,544
Fortrea Holdings, Inc.*	1,900	33,060
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	37,500	234,000
Thermo Fisher Scientific, Inc.	1,500	752,040
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	39,000	767,736
Wuxi Biologics Cayman, Inc. (China), 144A*	22,500	100,070
		5,305,335
Machinery 1.7%
3D Systems Corp.*	21,100	63,722
Atlas Copco AB (Sweden) (Class B Stock)	5,133	90,998

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Caterpillar, Inc.	8,000	$8,519,200
CECO Environmental Corp.*	300	27,222
Cummins, Inc.	6,200	4,421,902
Douglas Dynamics, Inc.	2,600	140,270
Enpro, Inc.	1,120	422,162
Epiroc AB (Sweden) (Class B Stock)	1,729	40,129
ESCO Technologies, Inc.	1,280	448,051
Franklin Electric Co., Inc.	2,500	267,975
Fuji Corp. (Japan)	4,600	241,549
Harmonic Drive Systems, Inc. (Japan)	2,800	137,023
Helios Technologies, Inc.	1,300	116,025
Kennametal, Inc.	2,800	98,140
Konecranes OYJ (Finland)	2,561	78,728
Kubota Corp. (Japan)	3,400	56,890
MTAR Technologies Ltd. (India)*	775	62,633
Mueller Water Products, Inc. (Class A Stock)	2,500	64,575
NGK Corp. (Japan)	2,500	117,823
NTN Corp. (Japan)	117,700	290,878
Proto Labs, Inc.*	3,900	317,889
Sandvik AB (Sweden)	19,920	822,599
Takuma Co. Ltd. (Japan)	5,400	121,038
Terex Corp.	1,200	86,868
Toro Co. (The)	8,400	818,328
Tsugami Corp. (Japan)	2,600	130,844
Worthington Enterprises, Inc.	300	16,128
		18,019,589
Marine Transportation 0.1%
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	56,000	325,125
Matson, Inc.	1,300	249,899
MPC Container Ships ASA (Norway)	22,800	58,391
NS United Kaiun Kaisha Ltd. (Japan)	600	23,887
Pangaea Logistics Solutions Ltd.	4,400	28,600
SITC International Holdings Co. Ltd. (China)	133,000	533,537
Wallenius Wilhelmsen ASA (Norway)	7,718	102,376
		1,321,815
Media 0.2%
Advantage Solutions, Inc.*	500	21,620
AMC Global Media, Inc.*(a)	4,000	39,920
Entravision Communications Corp. (Class A Stock)	19,400	252,976
EW Scripps Co. (The) (Class A Stock)*	4,900	13,573
John Wiley & Sons, Inc. (Class A Stock)	1,700	82,467
Versant Media Group, Inc.	54,800	1,973,348
		2,383,904
Metals & Mining 0.8%
Agnico Eagle Mines Ltd. (Canada)	5,000	776,873
Aurubis AG (Germany)	648	134,313
Barrick Mining Corp. (Canada)	24,500	900,881
BHP Group Ltd. (Australia)	17,032	709,774
Century Aluminum Co.*	400	18,404
China Gold International Resources Corp. Ltd. (China)	10,600	167,594
China Hongqiao Group Ltd. (China)	45,000	116,044
Compass Minerals International, Inc.*	700	21,791
Constellium SE*	5,900	188,033
East Pipes Integrated Co. for Industry (Saudi Arabia)	1,599	93,628
Fortescue Ltd. (Australia)	16,252	216,319
Gold Fields Ltd. (South Africa)	4,287	143,895

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
JX Advanced Metals Corp. (Japan)	3,600	$99,357
Kaiser Aluminum Corp.	1,000	195,630
Kinross Gold Corp. (Canada)	29,400	696,106
Kobe Steel Ltd. (Japan)	20,000	231,988
Materion Corp.	1,200	356,868
Mitsubishi Materials Corp. (Japan)	4,600	123,519
National Aluminium Co. Ltd. (India)	78,174	281,659
Newmont Corp.	11,700	1,092,780
Nucor Corp.	1,200	267,300
OceanaGold Corp. (Australia)	10,900	273,221
Pantoro Gold Ltd. (Australia)*	17,250	28,042
Perseus Mining Ltd. (Australia)	10,486	35,430
Polyus PJSC (Russia)*^	37,040	—
Regis Resources Ltd. (Australia)	24,133	102,277
Rio Tinto Ltd. (Australia)	1,285	154,611
Rio Tinto PLC (Australia)	6,923	654,949
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. (China) (Class A Stock)	19,400	42,481
SSR Mining, Inc. (Canada)*	1,100	31,108
Warrior Met Coal, Inc.	200	16,232
Wheaton Precious Metals Corp. (Brazil)	500	56,245
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	54,000	190,944
		8,418,296
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Chimera Investment Corp.	2,200	29,348
Redwood Trust, Inc.	28,800	136,512
TPG Mortgage Investment Trust, Inc.	11,300	89,496
		255,356
Multi-Utilities 0.1%
Avista Corp.	2,300	94,093
Engie SA (France)	29,145	917,325
		1,011,418
Oil, Gas & Consumable Fuels 2.0%
Bharat Petroleum Corp. Ltd. (India)	48,635	156,456
California Resources Corp.	4,400	232,628
Cenovus Energy, Inc. (Canada)	19,800	491,283
Chevron Corp.	16,325	2,706,032
CNX Resources Corp.*	2,600	88,218
ConocoPhillips	32,400	3,368,304
Cosmo Energy Holdings Co. Ltd. (Japan)	1,100	25,697
d’Amico International Shipping SA (Italy)	40,630	305,551
Eni SpA (Italy)	16,980	398,379
Exxon Mobil Corp.	57,325	7,837,474
Friedrich Vorwerk Group SE (Germany)	1,821	140,402
Golar LNG Ltd. (Cameroon)	1,300	64,792
Great Eastern Shipping Co. Ltd. (The) (India)	1,920	30,131
HF Sinclair Corp.	12,200	849,730
Indian Oil Corp. Ltd. (India)	83,531	123,341
Karoon Energy Ltd. (Brazil)	67,675	67,626
Kosmos Energy Ltd. (Ghana)*	6,000	12,660
LUKOIL PJSC (Russia)*^	10,297	—
Marathon Petroleum Corp.	900	230,103
Neste OYJ (Finland)	3,500	114,275
Oil & Natural Gas Corp. Ltd. (India)	252,931	627,168
ORLEN SA (Poland)	3,262	109,680
Par Pacific Holdings, Inc.*	1,900	106,552
PBF Energy, Inc. (Class A Stock)	2,400	109,248

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Peabody Energy Corp.	3,800	$87,856
Petroleo Brasileiro SA (Brazil)	12,800	103,346
Repsol SA (Spain)	11,844	295,918
Riley Exploration Permian, Inc.	4,100	135,136
Rosneft Oil Co. PJSC (Russia)*^	31,520	—
SFL Corp. Ltd. (Norway)	10,200	104,040
Shell PLC	8,883	345,149
Suncor Energy, Inc. (Canada)	9,600	516,468
Talos Energy, Inc.*	2,700	34,857
TORM PLC (Switzerland) (Class A Stock)	2,325	60,009
TotalEnergies SE (France)	12,983	1,003,917
Woodside Energy Group Ltd. (Australia)	18,539	358,526
World Kinect Corp.	6,449	212,430
		21,453,382
Paper & Forest Products 0.0%
Sylvamo Corp.	2,700	102,060
Passenger Airlines 0.0%
SkyWest, Inc.*	1,260	125,156
Personal Care Products 0.0%
APR Corp. (South Korea)	319	80,040
Herbalife Ltd.*	1,100	14,465
L’Oreal SA (France)	440	192,877
Nature’s Sunshine Products, Inc.*	1,100	23,980
Nu Skin Enterprises, Inc. (Class A Stock)	22,100	116,688
		428,050
Pharmaceuticals 2.4%
Acutaas Chemicals Ltd. (India)	9,275	346,294
Alumis, Inc.*	4,000	112,560
Astellas Pharma, Inc. (Japan)	54,500	729,028
AstraZeneca PLC (United Kingdom)	1,512	282,297
Axsome Therapeutics, Inc.*	400	97,908
Collegium Pharmaceutical, Inc.*	2,500	90,500
Edgewise Therapeutics, Inc.*	6,000	243,780
Eli Lilly & Co.	7,250	8,695,868
Galderma Group AG (Switzerland)*	3,342	760,130
H. Lundbeck A/S (Denmark)	20,125	130,882
Indivior Pharmaceuticals, Inc.*	2,200	90,266
Ipsen SA (France)	2,452	472,547
Johnson & Johnson	26,919	6,836,618
Ligand Pharmaceuticals, Inc.*	910	287,642
Liquidia Corp.*	1,400	111,622
Lupin Ltd. (India)	3,559	90,965
MBX Biosciences, Inc.*	2,300	126,960
Merck & Co., Inc.	12,000	1,542,000
Novartis AG	3,638	568,592
Pfizer, Inc.	98,400	2,369,472
Prestige Consumer Healthcare, Inc.*	4,300	203,261
Rapport Therapeutics, Inc.*	2,400	100,008
Roche Holding AG	3,433	1,411,260
Sandoz Group AG (Switzerland)	1,618	146,193
Sanofi SA	4,808	411,101
Sun Pharmaceutical Industries Ltd. (India)	5,964	117,415
Theravance Biopharma, Inc.*	800	13,600
Zydus Lifesciences Ltd. (India)	5,900	69,384
		26,458,153

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.5%
CBIZ, Inc.*	4,500	$144,360
Clarivate PLC*	562,500	1,215,000
Concentrix Corp.	35,700	799,858
Conduent, Inc.*	72,841	106,348
Genpact Ltd.	27,300	750,750
Huron Consulting Group, Inc.*	500	45,080
Innodata, Inc.*	700	52,906
KBR, Inc.	7,200	248,616
Kforce, Inc.	1,800	84,456
Korn Ferry	1,000	66,580
ManpowerGroup, Inc.	4,300	145,211
Maximus, Inc.	4,700	252,672
Recruit Holdings Co. Ltd. (Japan)	11,500	800,158
TriNet Group, Inc.	1,800	89,082
TrueBlue, Inc.*	11,050	77,019
Verra Mobility Corp.*	14,600	62,050
		4,940,146
Real Estate Management & Development 0.3%
CBRE Group, Inc. (Class A Stock)*	11,200	1,508,528
Compass, Inc. (Class A Stock)*	1,300	16,029
Cushman & Wakefield Ltd.*	14,000	187,460
Emaar Properties PJSC (United Arab Emirates)	222,191	722,163
Newmark Group, Inc. (Class A Stock)	9,600	145,056
St. Joe Co. (The)	3,600	225,468
Vonovia SE (Germany)	3,634	89,649
		2,894,353
Retail REITs 0.0%
CBL & Associates Properties, Inc.	4,400	233,596
Macerich Co. (The)	5,000	125,950
SITE Centers Corp.	2,900	11,513
Tanger, Inc.	400	15,788
		386,847
Semiconductors & Semiconductor Equipment 10.9%
Advanced Micro Devices, Inc.*	8,100	4,705,371
Advantest Corp. (Japan)	900	185,156
AEM Holdings Ltd. (Singapore)	38,700	320,427
AIXTRON SE (Germany)	1,189	71,844
Analog Devices, Inc.	7,200	2,859,624
Applied Materials, Inc.	12,900	9,326,700
ASML Holding NV (Netherlands)	1,534	3,037,590
BE Semiconductor Industries NV (Netherlands)	592	195,509
Broadcom, Inc.	31,250	11,804,687
Credo Technology Group Holding Ltd.*	340	92,463
Diodes, Inc.*	1,100	120,384
FormFactor, Inc.*	1,000	159,930
GigaDevice Semiconductor, Inc. (China) (Class A Stock)	2,500	304,102
Ichor Holdings Ltd.*	3,200	359,296
Infineon Technologies AG (Germany)	10,392	978,947
Intel Corp.*	38,200	5,333,866
Kioxia Holdings Corp. (Japan)*	2,200	1,278,706
KLA Corp.	12,000	3,620,520
Kulicke & Soffa Industries, Inc. (Singapore)	2,800	374,528
Lam Research Corp.	20,800	9,013,264
MaxLinear, Inc.*	3,300	422,499
Microchip Technology, Inc.	11,100	1,012,320
Micron Technology, Inc.	8,000	9,234,320

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Navitas Semiconductor Corp.*	3,200	$57,344
NVIDIA Corp.	185,600	37,136,704
Photronics, Inc.*	2,000	65,060
Power Integrations, Inc.	600	50,256
Renesas Electronics Corp. (Japan)	4,600	141,997
Semtech Corp.*	1,000	161,850
SiTime Corp.*	120	89,467
SK hynix, Inc. (South Korea)	2,374	4,189,119
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	90,000	7,100,125
Teradyne, Inc.	6,000	2,903,040
Texas Instruments, Inc.	1,800	536,526
Tokyo Electron Ltd. (Japan)	400	193,942
Ultra Clean Holdings, Inc.*	3,100	442,029
United Microelectronics Corp. (Taiwan)	44,000	236,007
Yamaichi Electronics Co. Ltd. (Japan)	600	36,010
		118,151,529
Software 3.0%
A10 Networks, Inc.	10,200	381,072
ACI Worldwide, Inc.*	6,800	341,972
Adobe, Inc.*	5,900	1,209,618
Agilysys, Inc.*	1,600	167,200
Autodesk, Inc.*	6,400	1,244,288
Blackbaud, Inc.*	500	14,810
Clear Secure, Inc. (Class A Stock)	2,700	150,471
Core Scientific, Inc.*	2,700	69,093
Digital Turbine, Inc.*	9,600	123,840
Fortinet, Inc.*	11,600	1,781,992
Freshworks, Inc. (Class A Stock)*	7,500	75,900
InterDigital, Inc.	220	62,289
Microsoft Corp.	61,116	22,797,490
N-able, Inc.*	4,500	16,515
NCR Voyix Corp.*	7,100	58,007
Nutanix, Inc. (Class A Stock)*	15,600	794,976
Oracle Corp.	12,600	1,846,530
Progress Software Corp.*	1,000	33,580
Red Violet, Inc.*	700	44,604
Salesforce, Inc.	2,300	360,318
Silvaco Group, Inc.*	4,900	67,571
Sprinklr, Inc. (Class A Stock)*	41,000	211,560
Tenable Holdings, Inc.*	1,100	40,568
Thryv Holdings, Inc.*	6,000	23,640
Workiva, Inc.*	2,900	140,679
Yext, Inc.*	12,600	58,842
		32,117,425
Specialized REITs 0.3%
American Tower Corp.	8,300	1,357,631
Iron Mountain, Inc.	7,700	972,587
Outfront Media, Inc.	10,100	330,876
		2,661,094
Specialty Retail 0.7%
Abercrombie & Fitch Co. (Class A Stock)*	2,000	180,020
American Eagle Outfitters, Inc.	11,000	189,200
Aritzia, Inc. (Canada)*	1,500	165,405
Asbury Automotive Group, Inc.*	730	146,788
Buckle, Inc. (The)	2,600	109,720
Caleres, Inc.	5,700	70,509

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Citi Trends, Inc.*	1,300	$75,192
Currys PLC (United Kingdom)	32,375	68,565
Envela Corp.*	600	17,328
Fast Retailing Co. Ltd. (Japan)	1,800	922,220
Group 1 Automotive, Inc.	630	183,437
Groupe Dynamite, Inc. (Canada)	600	22,650
Jarir Marketing Co. (Saudi Arabia)	137,973	615,440
Nextage Co. Ltd. (Japan)	1,700	42,976
Petco Health & Wellness Co., Inc.*	5,600	15,232
Sally Beauty Holdings, Inc.*	1,200	16,968
Signet Jewelers Ltd.	400	34,480
Thanga Mayil Jewellery Ltd. (India)	1,725	116,711
TJX Cos., Inc. (The)	27,900	4,226,850
Urban Outfitters, Inc.*	900	63,774
Victoria’s Secret & Co.*	600	50,088
		7,333,553
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	117,154	33,899,681
Diebold Nixdorf, Inc.*	2,900	246,558
Hewlett Packard Enterprise Co.	39,600	1,786,356
Lenovo Group Ltd. (China)	74,000	219,581
Samsung Electronics Co. Ltd. (South Korea)	19,038	4,224,480
Sandisk Corp.*	2,000	4,547,460
Seagate Technology Holdings PLC	2,000	1,930,000
Western Digital Corp.	4,900	3,129,728
		49,983,844
Textiles, Apparel & Luxury Goods 0.0%
Chow Sang Sang Holdings International Ltd. (Hong Kong)	33,000	40,973
Kontoor Brands, Inc.	300	25,002
Movado Group, Inc.	5,800	227,998
OVS SpA (Italy), 144A	4,834	33,423
Steven Madden Ltd.	500	21,050
		348,446
Tobacco 0.1%
Imperial Brands PLC (United Kingdom)	18,971	701,147
Scandinavian Tobacco Group A/S (Denmark), 144A	31,193	317,423
Universal Corp.	3,200	166,944
		1,185,514
Trading Companies & Distributors 0.2%
AerCap Holdings NV (Ireland)	4,700	685,166
Diploma PLC (United Kingdom)	3,865	365,329
Mitsubishi Corp. (Japan)	18,500	494,915
NPK International, Inc.*	12,700	202,057
W.W. Grainger, Inc.	300	408,120
Xometry, Inc. (Class A Stock)*	800	77,216
		2,232,803
Transportation Infrastructure 0.1%
International Container Terminal Services, Inc. (Philippines)	59,260	862,304

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Water Utilities 0.0%
Cia De Saneamento do Parana Sanepar (Brazil), UTS	6,300	$45,350
Consolidated Water Co., Ltd.	1,300	38,350
		83,700
Wireless Telecommunication Services 0.1%
Advanced Info Service PCL (Thailand)	21,000	232,643
Digicel International Finance Ltd. (Jamaica)*	11,557	330,102
Etihad Etisalat Co. (Saudi Arabia)	7,865	126,553
Vodafone Group PLC (United Kingdom)	231,671	306,631
		995,929

Total Common Stocks (cost $412,796,271)		653,094,652
Preferred Stocks 0.2%
Automobiles 0.0%
Volkswagen AG (Germany) (PRFC)	253	20,296
Banks 0.0%
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC) (Class B Stock)	23,400	63,052
Citigroup Capital XIII, 10.295%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	3,000	86,250
		149,302
Building Products 0.1%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	56	548,558
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 09/15/26(oo)	5,000	107,450
Diversified Telecommunication Services 0.0%
Liberty Latin America Ltd. (Puerto Rico), 9.000%, Maturing 05/21/31	360	7,808
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	96,000	702,385
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	2,695	380,055
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	751	9,895

Total Preferred Stocks (cost $1,426,328)		1,925,749

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 6.2%
Automobiles 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30	400	406,061
Ford Credit Auto Owner Trust,
Series 2021-02, Class D, 144A	2.600	05/15/34	300	297,216
Series 2023-01, Class C, 144A	5.580	08/15/35	500	505,287

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810%	02/14/31		1,000	$1,015,345
Series 2023-01A, Class C, 144A	6.140	02/14/31		400	406,561
					2,630,470
Collateralized Loan Obligations 3.8%
AGL CLO Ltd. (United Kingdom), Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37		3,250	3,255,693
Battalion CLO Ltd. (Cayman Islands), Series 2026-32A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 0.000%)	5.015(c)	07/20/39		3,800	3,799,958
CIFC Funding Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.913(c)	10/15/38		2,850	2,853,960
CVC Cordatus Loan Fund DAC (Ireland), Series 15A, Class ARR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.626(c)	02/26/39	EUR	2,000	2,291,219
Eldridge CLO Ltd., Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.939(c)	03/31/38		2,000	2,001,200
Elmwood CLO Ltd. (Cayman Islands), Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	10/20/37		2,000	2,005,294
Empower CLO Ltd. (Cayman Islands), Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.985(c)	07/20/38		3,000	3,005,304
Madison Park Funding Ltd. (Cayman Islands), Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.373(c)	01/15/38		1,750	1,754,270
Monument CLO DAC (Ireland), Series 01A, Class AR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.500(c)	05/15/39	EUR	2,000	2,289,525
Nassau Euro CLO DAC (Ireland), Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.458(c)	07/20/38	EUR	2,000	2,287,659
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.935(c)	03/20/38		2,850	2,854,647
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.905(c)	10/20/38		2,000	2,001,807

Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.973(c)	03/15/38		2,000	2,002,600
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.994(c)	04/22/35	EUR	2,873	3,278,960
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.245(c)	07/20/37		2,000	2,005,720
Trinitas CLO Ltd. (Cayman Islands), Series 2017-07A, Class A1R2, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.727(c)	01/25/35		3,700	3,699,795
					41,387,611
Consumer Loans 0.4%
Affirm Master Trust, Series 2025-02A, Class C, 144A	5.260	07/15/33		1,200	1,201,529
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		36	35,590
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		586	574,926
Onemain Financial Issuance Trust, Series 2025-01A, Class C, 144A	5.200	07/14/38		400	398,240
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		172	170,502
Series 2022-02A, Class D, 144A	6.550	10/14/34		800	800,487
Series 2023-02A, Class C, 144A	6.740	09/15/36		200	203,530
Series 2023-02A, Class D, 144A	7.520	09/15/36		200	204,002

Sotheby’s Artfi Master Trust, Series 2026-01A, Class A1, 144A	4.800	06/20/33		400	397,640

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Stream Innovations Issuer Trust,
Series 2025-01A, Class A, 144A	5.050%	09/15/45	344	$342,290
Series 2026-01A, Class A, 144A	4.780	08/15/46	358	351,936
				4,680,672
Credit Cards 0.1%
CCI GPCC JV SPE III LLC, Series 2026-01A, Class A, 144A	5.960	06/16/36	700	699,955
Equipment 0.2%
Capteris Equipment Finance LLC,
Series 2026-01A, Class B, 144A	4.950	09/20/33	500	494,713
Series 2026-01A, Class C, 144A	5.180	09/20/33	400	396,029
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class A2, 144A	5.163	12/20/55	500	497,822
Series 2026-01A, Class A2, 144A	5.273	04/20/56	100	100,048

PEAC Solutions Receivables LLC, Series 2026-01A, Class B, 144A	4.750	07/20/33	600	596,450
VB-S1 Issuer LLC, Series 2026-01A, Class C2, 144A	4.693	03/15/56	500	488,618
				2,573,680
Home Equity Loans 0.9%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	268	269,415
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	116	115,963
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	326	323,274
Series 2026-CES01, Class A1A, 144A	5.254(cc)	04/25/56	388	387,322

COOPR Residential Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	677	677,695
EFMT,
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	304	305,312
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	449	449,133

FIGRE Trust, Series 2026-HE01, Class A, 144A	4.982(cc)	01/25/56	451	445,053
GS Mortgage-Backed Securities Trust,
Series 2026-CES01, Class A1, 144A	4.899(cc)	05/25/56	448	443,624
Series 2026-CES03, Class A1A, 144A	5.358(cc)	09/25/56	393	391,986
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.312(c)	03/20/54	104	103,832
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55	239	239,157
Series 2026-ACES01, Class A1, 144A	4.894(cc)	04/25/66	456	450,445

OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.228(c)	02/25/55	517	519,048
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	131	131,224
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	268	267,213
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	257	257,210
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	310	311,032
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	356	357,022
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	610	610,529
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	355	354,883
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	114	114,629
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	46	45,965
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	42	42,486
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	148	148,433

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES05, Class A1, 144A	5.167%(cc)	09/25/64	437	$435,332
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	500	497,808
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	256	256,543
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	278	278,703
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	378	376,650
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	341	341,330
				9,948,251
Other 0.5%
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-04A, Class A2, 144A	5.522	12/20/55	200	200,808
Eagle Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.078(c)	04/25/34	6	6,515
GreenSky Home Improvement Issuer Trust, Series 2025-03A, Class A3, 144A	4.520	12/27/60	288	286,130
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59	33	33,085
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	700	673,943
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.528(c)	04/25/34	49	48,807
OnDeck Asset Securitization IV LLC, Series 2025-02A, Class A, 144A	4.840	11/17/32	1,000	991,655
Oryx Funding LLC, Series 2026-01A, Class A2, 144A	6.299	06/05/56	800	802,254
PK Alift Loan Funding 7 LP, Series 2025-02, Class A, 144A	4.750	03/15/43	368	364,487
PK Alift Loan Funding 8 LP, Series 2026-01, Class A, 144A	4.614	09/15/43	500	492,209
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27	600	605,177
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.328(c)	11/25/31	19	19,369
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.328(c)	07/25/33	—(r)	41

Tricon Residential Trust, Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.725(c)	03/17/42	688	687,662
				5,212,142
Student Loans 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 144A	3.130	02/15/68	21	20,482
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	41	39,971
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	93	90,817

SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 144A	2.540	05/15/46	146	141,136
				292,406

Total Asset-Backed Securities (cost $67,403,423)				67,425,187
Commercial Mortgage-Backed Securities 3.9%
ARES Trust, Series 2026-TRON, Class A, 144A, 1 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.045(c)	05/15/43	1,000	1,002,187
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	988,206

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2020-BN26, Class A3	2.155%	03/15/63	1,800	$1,659,361

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.736(cc)	02/15/50	40,575	70,637
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,334,585
Series 2020-C07, Class XB, IO	1.076(cc)	04/15/53	4,900	163,879
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,588,239
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,379,035
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,690,741
Series 2019-B15, Class A2	2.914	12/15/72	371	366,053
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,421,611
Series 2026-V21, Class A3	5.127	03/15/59	1,000	1,007,610

BMO Mortgage Trust, Series 2023-C07, Class A2	6.770	12/15/56	1,769	1,820,241
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	5.936(c)	11/15/38	731	730,973
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.317(c)	08/15/41	694	696,403
Series 2026-AHP, Class A, 144A, 1 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.850(c)	06/15/43	450	450,000
Series 2026-AHP, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.250(c)	06/15/43	250	250,000
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	5.688(c)	10/15/36	945	944,705
Series 2026-ORBT, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.030(c)	07/15/43	1,150	1,150,000
Series 2026-PNDA, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.925(c)	05/15/43	700	701,531

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.276(c)	10/18/42	415	415,726
CFK Trust, Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,122,725
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class A4	2.620	08/10/56	1,600	1,502,328
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,279,589
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	206,984
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,000	20,402

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	800	744,293
CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127	06/15/50	723	713,523
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	1,100	1,100,878
GS Mortgage Securities Trust, Series 2021-GSA03, Class XB, IO	0.736(cc)	12/15/54	35,000	1,075,567
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	5.240(c)	09/15/29	270	264,956
MLTI Trust, Series 2026-MLTI, Class B10, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.221(c)	06/15/31	950	951,485
Morgan Stanley Capital I Trust,
Series 2019-H06, Class A3	3.158	06/15/52	1,044	999,426
Series 2020-L04, Class A2	2.449	02/15/53	3,510	3,248,838

NJ Trust, Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	500	514,426
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	900	909,627
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	275	281,572
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	610	631,896
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	769	756,359
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,618,248
Series 2018-C09, Class A3	3.854	03/15/51	350	344,259
Series 2018-C14, Class A3	4.180	12/15/51	588	582,062

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4	3.190%	07/15/50	567	$559,838
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,031,077
Series 2018-C48, Class A4	4.037	01/15/52	1,546	1,519,764

Total Commercial Mortgage-Backed Securities (cost $44,293,994)				42,811,845
Corporate Bonds 13.1%
Aerospace & Defense 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.550	03/01/38	210	175,797
Sr. Unsec’d. Notes	3.625	03/01/48	555	398,018
Sr. Unsec’d. Notes	5.705	05/01/40	175	177,878
Sr. Unsec’d. Notes	5.930	05/01/60	280	275,840

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.750	06/15/33	35	36,234
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A	4.600	03/16/33	185	181,526
Gtd. Notes, 144A	4.950	03/16/36	130	128,018

RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	233,194
				1,606,505
Agriculture 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	106,945
Gtd. Notes	6.343	08/02/30	100	105,631
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,406,748
Gtd. Notes	5.931	02/02/29	30	30,880

Philip Morris International, Inc., Sr. Unsec’d. Notes	4.750	02/12/27	750	752,196
				2,402,400
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	115	113,533
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	149,950
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	260	261,065
United Airlines Holdings, Inc., Gtd. Notes	4.875	03/01/29	185	183,109
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	59,150
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	8.750	01/15/32	35	34,650
				801,457
Auto Manufacturers 0.4%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	4.500	08/11/30	840	827,190
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	125	98,401
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	199,519
Sr. Unsec’d. Notes	2.900	02/16/28	425	410,537
Sr. Unsec’d. Notes	4.125	08/17/27	200	198,235

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	7.350%	03/06/30	385	$407,265

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.400	10/15/28	2,305	2,189,952
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.400	06/23/32	480	487,203
				4,818,302
Auto Parts & Equipment 0.1%
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,763
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	76,879
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	25	25,441
Sr. Sec’d. Notes, 144A	5.750	08/15/32	40	40,240

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	925	930,685
				1,099,008
Banks 3.1%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	587,391
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	420,595
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	158,491
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	25	23,106
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	190	181,595
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,828,633
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	40	39,255
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	347,253
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,076,218
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	610	611,006
Sr. Unsec’d. Notes	5.586(ff)	06/26/37	290	289,754
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	725,828
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	621,509

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	206,076
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	166,325
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	808,437
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	253,633
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	287,430
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,494,949
Sub. Notes	4.450	09/29/27	195	194,720

Deutsche Bank AG (Germany), Sub. Notes	7.079(ff)	02/10/34	250	269,182
Fifth Third Bancorp, Sr. Unsec’d. Notes, 144A	5.982(ff)	01/30/30	860	883,370
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	289,443
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	392,910
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	411,020
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,262,233
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	187,025
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	94,157
Sr. Unsec’d. Notes	5.541(ff)	01/21/47	220	212,624

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sub. Notes	6.750%	10/01/37	275	$299,668

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	5.420(ff)	03/23/37	540	541,060
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	337,910
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	108,901
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	447,954
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	141,040
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,584,557
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	84,842
Sr. Unsec’d. Notes	4.408(ff)	04/23/30	75	74,366
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	248,543
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	466,038
Morgan Stanley,
Sr. Unsec’d. Notes	4.238(ff)	01/09/30	75	74,010
Sr. Unsec’d. Notes	4.708(ff)	03/12/32	1,615	1,595,464
Sr. Unsec’d. Notes	5.296(ff)	04/10/37	405	402,976
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	140	141,864
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	881,595
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,157,006
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	237,837
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	190,054
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	436,219

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.115(ff)	05/23/31	1,075	1,080,951
Societe Generale SA (France), Sr. Non-Preferred Notes, 144A, MTN	5.371(ff)	05/27/32	2,025	2,036,675
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	4.954(ff)	07/08/33	1,095	1,085,807
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	453,216
UniCredit SpA (Italy), Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	371,778
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	739,521
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,450,172
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	949,091
				33,943,283
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	110	106,777
Gtd. Notes	4.900	02/01/46	403	365,093
				471,870
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28	425	424,965
JELD-WEN, Inc., Gtd. Notes, 144A(x)	4.875	12/15/27	23	18,337
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	142,953
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	20	20,383

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	285,006
				891,644

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals 0.2%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375%	09/01/31		225	$209,655
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31(d)		604	379,010
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28		245	245,965
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750	05/02/34		413	434,413
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	199,184
Gtd. Notes	6.500	09/27/28		200	199,888

Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33		60	59,614
					1,727,729
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		240	218,472
Commercial Services 0.3%
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		190	196,399
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	210,842
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		20	22,682
Experian Finance US, Inc., Gtd. Notes, 144A	5.350	08/24/36		1,510	1,503,739
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		130	129,761
Gtd. Notes, 144A	6.000	03/15/34		25	24,829

Johns Hopkins University (The), Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	58,195
Mobility Global, Inc.,
Sr. Unsec’d. Notes, 144A	5.050	06/15/29		90	90,169
Sr. Unsec’d. Notes, 144A	5.450	06/15/31		145	146,590

President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	184,910
Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32		80	80,317
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	188,769
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	34,496
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	185,432
Gtd. Notes	3.875	02/15/31		62	58,596

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	536,212
					3,651,938
Computers 0.0%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		200	169,959
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		131	139,616
					309,575

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.1%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200%	12/12/28	320	$331,944
Citadel Securities Global Holdings LLC, Sr. Sec’d. Notes, 144A	5.125	01/27/32	335	330,940
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	350	339,029
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	325	310,265
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	205,090
				1,517,268
Electric 1.1%
Arizona Public Service Co., Sr. Unsec’d. Notes	5.700	08/15/34	1,290	1,331,195
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	126,569
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	170	169,497
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	440	432,357
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	567,595
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	3.750	03/01/31	100	95,200
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	149,154
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	224,702

DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	476,463
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	58,509
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	209,373
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	138,693
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.500	07/12/31	1,190	1,059,003
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	203,562
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	450	473,634

Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	311,830
Florida Power & Light Co., First Mortgage	5.950	10/01/33	45	47,445
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	32,593
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	288,537
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	231,181
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,019
Gtd. Notes, 144A	3.375	02/15/29	50	47,680
Gtd. Notes, 144A	3.625	02/15/31	150	139,274
Gtd. Notes, 144A	3.875	02/15/32	250	229,916
Gtd. Notes, 144A	5.250	06/15/29	225	224,430
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	80,905
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	122,160

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Ohio Power Co., (cont’d.)
Sr. Unsec’d. Notes	4.150%	04/01/48		175	$137,663
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47		260	190,013
Sr. Sec’d. Notes	3.250	06/01/31		510	470,704

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55		50	50,956
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44		35	29,329
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37		125	131,986
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48		230	182,788
Southern California Edison Co., First Mortgage	5.300	03/01/28		490	494,678
Southwestern Public Service Co., First Mortgage	3.700	08/15/47		250	186,893
Talen Energy Supply LLC, Gtd. Notes, 144A	6.375	05/01/33		50	49,941
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29		1,135	1,082,595
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		200	201,361
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	654,982
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		150	160,696

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30		190	197,330
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41		105	93,725
					11,837,116
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		30	29,785
Gtd. Notes, 144A	5.500	04/15/34		20	19,789
					49,574
Engineering & Construction 0.2%
AECOM, Gtd. Notes, 144A	6.000	08/01/33		20	20,023
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	307,738
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	320,549
Jacobs Solutions, Inc., Gtd. Notes	4.750	03/03/31		570	563,778
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		85	87,436
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	171,270
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	199,350
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	171,500
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	342,540
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		80	81,650
Gtd. Notes, 144A	5.625	01/31/34		295	297,431
					2,563,265

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625%	10/15/29		298	$286,367
Sr. Sec’d. Notes, 144A	7.000	02/15/30		375	377,327

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		200	194,532
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		140	147,923
					1,006,149
Environmental Control 0.0%
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		20	20,554
Foods 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		20	19,563
Gtd. Notes, 144A	5.750	03/31/34		35	33,322
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		325	325,000
Gtd. Notes, 144A	11.000	06/15/31		145	133,840
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	269	298,919
Sr. Sec’d. Notes	8.125	05/14/30	GBP	250	310,779
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	6.250	03/01/56		266	259,255
Sr. Unsec’d. Notes, 144A	5.625	03/10/37		245	243,080
Sr. Unsec’d. Notes, 144A	6.400	05/10/57		260	257,938
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	71,822
Gtd. Notes, 144A	4.375	01/31/32		200	188,066
					2,141,584
Gas 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	543,816
Sr. Unsec’d. Notes	4.800	02/15/44		15	13,300

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	717,868
					1,274,984
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		355	326,411
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		400	388,398
					714,809
Healthcare-Services 0.4%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		200	193,764
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	75,508
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	39,969
Sr. Unsec’d. Notes	4.650	01/15/43		30	26,575

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

HCA, Inc., Gtd. Notes, MTN	7.750%	07/15/36	400	$457,721
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	140	114,710
Unsec’d. Notes, Series 2021	2.810	06/01/41	495	364,805

Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30	1,110	1,095,010
LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	7.000	05/01/34	170	162,860
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	155	108,775
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	1,155	1,025,289
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	177,564
Unsec’d. Notes, Series H	2.746	10/01/26	50	49,711
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	450	436,049
Sr. Sec’d. Notes, 144A	5.500	11/15/32	105	104,405
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	15	11,088
Sr. Unsec’d. Notes	4.500	04/15/33	75	73,359
				4,517,162
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	745	722,307
Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	558,408
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	149,254
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	648,209
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	506,123
Gtd. Notes, 144A	5.750	11/15/32	30	30,887
				1,892,881
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	60	60,805
Sr. Unsec’d. Notes	6.625	05/15/32	25	25,316

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	225	210,771
				296,892
Insurance 0.2%
Asurion LLC/Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34	140	129,747
Sr. Sec’d. Notes, 144A	8.000	12/31/32	100	101,158

Chubb INA Holdings LLC, Gtd. Notes	5.300	05/20/36	610	616,420
CNA Financial Corp., Sr. Unsec’d. Notes	5.125	02/15/34	150	148,282

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.000%	12/07/33	875	$913,341
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	80,350
Gtd. Notes, 144A	3.951	10/15/50	180	133,514
Gtd. Notes, 144A	4.569	02/01/29	350	348,111

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	115,682
Markel Group, Inc., Sr. Unsec’d. Notes	5.000	03/30/43	25	22,805
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	13,332
				2,622,742
Internet 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.550	03/13/33	380	373,841
Sr. Unsec’d. Notes	4.875	03/13/36	312	307,082

Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	1,390	1,420,612
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	66	65,042
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	6.200	05/15/46	410	410,094
Sr. Unsec’d. Notes	6.300	05/15/56	125	124,386
Sr. Unsec’d. Notes	6.450	05/15/66	360	355,983
				3,057,040
Investment Companies 0.1%
Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	585	576,099
Iron/Steel 0.1%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	155	160,312
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	95	95,803
Gtd. Notes, 144A	7.375	05/01/33	55	54,927
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	30	29,806
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	30	29,908
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	45	44,417
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	30	29,550
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	75	77,720
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	47	48,528
				570,971
Leisure Time 0.1%
Carnival Corp. Ltd.,
Gtd. Notes, 144A	5.125	05/01/29	170	169,558
Sr. Sec’d. Notes, 144A	4.000	08/01/28	250	245,370

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	125	125,761
				540,689

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging 0.1%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625%	02/15/32		300	$274,725
Marriott International, Inc., Sr. Unsec’d. Notes, Series X	4.000	04/15/28		830	823,149
MGM Resorts International, Gtd. Notes	6.500	04/15/32		195	194,989
					1,292,863
Machinery-Construction & Mining 0.0%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31		175	176,986
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		50	51,741
LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125	02/01/33		100	96,921
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		125	129,739
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28		89	89,123
					367,524
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29		375	366,844
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		100	90,085
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		120	96,734
Sr. Sec’d. Notes	6.384	10/23/35		110	109,837
Sr. Sec’d. Notes	6.484	10/23/45		172	157,998
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		19	13,670
Gtd. Notes	5.500	05/15/64		700	602,010

Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/01/34		1,380	1,313,997
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		100	90,387
Gtd. Notes	7.375	07/01/28(d)		50	48,020
Gtd. Notes	7.750	07/01/26(d)		475	475,000

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		400	411,118
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29		600	648,551
Space Exploration Technologies Corp., Sr. Unsec’d. Notes, 144A	5.350	07/15/31		435	434,524
Time Warner Cable LLC,
Sr. Sec’d. Notes	4.500	09/15/42		320	241,146
Sr. Sec’d. Notes	5.500	09/01/41		140	119,582

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	400	466,266
					5,685,769
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		225	225,317

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining (cont’d.)
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750%	03/31/33		65	$65,567
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	199,088
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		35	33,857
Gtd. Notes, 144A	6.375	08/15/33		110	110,814

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31		25	25,594
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31		205	215,109
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35		95	109,309
					984,655
Miscellaneous Manufacturing 0.0%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		450	446,851
Oil & Gas 0.7%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31		450	410,775
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		79	87,279
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37		950	1,021,625
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		190	174,885
ConocoPhillips Co., Gtd. Notes	3.758	03/15/42		150	120,979
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		355	357,568
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	34,467
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		68	69,122
Sr. Unsec’d. Notes	8.625	01/19/29		525	557,891

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	109,682
Expand Energy Corp., Gtd. Notes	4.750	02/01/32		200	194,894
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	49,818
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		135	132,623
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	48,408
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	145,186
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		54	53,243
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		65	63,891
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		54	53,243
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		16	15,973

Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	330	444,787
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.625	06/15/38		42	39,047
Gtd. Notes	6.700	02/16/32		768	773,768
Gtd. Notes	10.000	02/07/33		240	282,840
Gtd. Notes, MTN	6.750	09/21/47		403	344,492
Gtd. Notes, MTN	8.750	06/02/29		180	192,384

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Phillips 66 Co., Gtd. Notes	3.550%	10/01/26	360	$359,315
SM Energy Co.,
Gtd. Notes, 144A	8.625	11/01/30	75	78,780
Gtd. Notes, 144A	8.750	07/01/31	20	20,881

Transocean International Ltd., Gtd. Notes, 144A	8.250	05/15/29	70	72,275
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27	870	871,751
				7,181,872
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	780	722,105
Ball Corp.,
Gtd. Notes	2.875	08/15/30	175	159,666
Gtd. Notes	5.500	09/15/33	130	130,795
Gtd. Notes	6.000	06/15/29	250	254,127
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	200	197,309
Sr. Sec’d. Notes, 144A	6.750	04/15/32	80	77,657
				1,541,659
Pharmaceuticals 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	225	198,182
Sr. Unsec’d. Notes	4.700	05/14/45	690	618,402

AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	125	125,030
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	150	133,125
Gtd. Notes, 144A	5.000	02/15/29	25	18,425
Gtd. Notes, 144A	5.250	01/30/30	50	31,995
Gtd. Notes, 144A	5.250	02/15/31	350	206,645
Gtd. Notes, 144A	6.250	02/15/29	50	37,625
Gtd. Notes, 144A	7.000	01/15/28	250	226,094
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	46,188
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	800	709,392
Sr. Unsec’d. Notes	5.125	07/20/45	357	323,222
Sr. Unsec’d. Notes	5.300	12/05/43	45	42,015

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	197,948
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	189,320
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	676,950
Viatris, Inc., Gtd. Notes	4.000	06/22/50	40	27,487
				3,808,045
Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	07/01/34	130	128,357
Gtd. Notes, 144A	6.625	02/01/32	70	71,478

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	341,091

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600%	12/15/44	10	$8,602
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	611,005
Sr. Unsec’d. Notes	4.950	06/15/28	210	211,139
Sr. Unsec’d. Notes	5.000	05/15/50	170	143,979
Sr. Unsec’d. Notes	5.300	04/15/47	500	448,298
Sr. Unsec’d. Notes	6.400	12/01/30	30	31,754
Sr. Unsec’d. Notes	6.550	12/01/33	80	86,552

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	185	168,961
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	320,442
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	145,896
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	579,857
Sr. Unsec’d. Notes	4.500	04/15/38	175	158,488
Sr. Unsec’d. Notes	4.700	04/15/48	195	162,035
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,007

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	209,303
ONEOK, Inc., Gtd. Notes	4.950	10/15/32	865	858,628
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	164,539
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	274,352
Gtd. Notes, 144A	6.000	12/31/30	125	125,073
Targa Resources Corp.,
Gtd. Notes	4.350	04/15/31	620	605,303
Gtd. Notes	4.900	09/15/30	100	100,151
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	28,637
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	28,161
Sr. Sec’d. Notes, 144A	6.000	05/01/36	25	25,265
Sr. Sec’d. Notes, 144A	6.250	01/15/30	275	281,835

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	195	189,920
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	160	163,665
Sr. Sec’d. Notes, 144A	6.500	06/15/34	83	86,428
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,143,665
Sr. Unsec’d. Notes	5.300	03/01/48	20	17,410
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	194,224
Sr. Unsec’d. Notes	5.150	03/15/34	340	339,725
Sr. Unsec’d. Notes	5.400	03/04/44	175	166,027
				8,638,252
Real Estate 0.1%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	65	66,560
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	338,164

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	03/01/32		90	$89,311
Sr. Unsec’d. Notes, 144A	6.125	03/01/34		105	103,880
					597,915
Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes	1.875	10/15/30		620	549,779
Sr. Unsec’d. Notes	5.200	02/15/29		235	238,094

Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29		450	422,479
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30		345	335,167
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		50	45,767
Sr. Unsec’d. Notes	4.750	02/15/28		350	342,865
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31		315	289,271
Gtd. Notes	5.250	12/15/32		950	957,801

Invitation Homes Operating Partnership LP, Gtd. Notes(x)	4.950	01/15/33		980	966,002
MPT Operating Partnership LP/MPT Finance Corp., Sr. Sec’d. Notes, 144A	8.500	02/15/32		25	25,567
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29		100	97,789
Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28		800	787,034
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		205	209,682
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29		350	334,906
Starwood Property Trust, Inc., Gtd. Notes, 144A	5.250	10/15/28		195	194,095
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		1,395	1,254,641
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33		545	457,352
					7,508,291
Retail 0.2%
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	161,340
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	100	116,911
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	100	136,555

Carvana Co., Sr. Sec’d. Notes, 144A	9.000	06/01/30		225	232,598
EG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	425,556
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34		345	341,300
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		225	215,560

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

QXO Building Products, Inc., Gtd. Notes, 144A	6.500%	07/15/31	30	$30,570
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32	100	102,112
				1,762,502
Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419	04/15/33	1,750	1,594,950
Sr. Unsec’d. Notes	4.900	07/15/32	380	381,063
				1,976,013
Software 0.2%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	105	103,828
Gtd. Notes, 144A	9.250	06/01/30	225	226,385
Gtd. Notes, 144A	9.625	07/15/32	50	49,266
Gtd. Notes, 144A	9.750	10/01/31	35	34,909

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.550	03/10/29	500	496,156
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28	620	626,028
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33	35	36,645
Oracle Corp.,
Sr. Unsec’d. Notes	4.000	07/15/46	100	67,532
Sr. Unsec’d. Notes	6.550	02/04/46	105	99,046
Sr. Unsec’d. Notes	6.700	02/04/56	295	277,695
Sr. Unsec’d. Notes	6.850	02/04/66	130	121,095
Salesforce, Inc.,
Sr. Unsec’d. Notes	6.550	03/15/56	115	115,117
Sr. Unsec’d. Notes	6.700	03/15/66	95	95,548

ServiceNow, Inc., Sr. Unsec’d. Notes	5.400	05/15/36	145	144,820
				2,494,070
Telecommunications 0.7%
APLD ComputeCo 3 LLC, Sr. Sec’d. Notes, 144A	7.000	06/15/31	55	54,920
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	1,330	1,157,361
Sr. Unsec’d. Notes	3.550	09/15/55	115	73,931
Sr. Unsec’d. Notes	4.500	05/15/35	125	117,805

Beacon Point DC LLC, Sr. Sec’d. Notes, 144A	6.129	11/30/42	230	232,365
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	130	131,924
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31	1,100	1,102,314
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	42	4
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	30	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32	340	350,413
HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42	85	86,249

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000%	10/15/28		200	$200,796
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		95	102,092
Sr. Sec’d. Notes, 144A	6.875	06/30/33		140	143,766

Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		365	365,660
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		265	264,641
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	100	113,272
Sr. Unsec’d. Notes	5.875	07/10/31	EUR	100	114,314

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	353,392
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		295	290,834
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	126	0
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,732,594
Gtd. Notes	2.625	02/15/29		275	261,549
Gtd. Notes	3.750	04/15/27		75	74,589

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		65	67,919
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.401	07/02/37		4	3,989
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	200	252,689
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		60	63,275
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		50	52,481
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 7.125% or PIK 1.875%	13.750	09/09/30		100	98,630
					7,863,768
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	140,670
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	183,529
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	185,972
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		380	374,270
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		25	25,838
Gtd. Notes, 144A	7.125	02/01/32		80	82,878
					993,157
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.550	05/01/28		485	491,611
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		305	312,141
					803,752

Total Corporate Bonds (cost $146,716,113)					141,988,213

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 0.3%
Diversified Financial Services 0.0%
HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.692%(c)	09/30/34		29	$29,144
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/30/34		67	67,156
HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/29/34		101	100,733
Term Loan, 3 Month SOFR + 2.000%^	5.692(c)	09/30/34		44	43,715
					240,748
Education 0.0%
International Schools Partnership (United Kingdom), Facility B5 (USD II), 6 Month SOFR + 4.500%^	8.171(c)	07/06/31		343	338,098
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/03/28		30	5,503
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.862(c)	05/31/32		127	126,915
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.374(c)	01/30/32	EUR	375	425,175
					552,090
Media 0.1%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 3.500%	8.758(c)	09/25/29		852	765,304
Pharmaceuticals 0.0%
Golden State Buyer, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.870(c)	03/31/31		125	123,750
Retail 0.0%
EG Finco Ltd. (United Kingdom), Term B Loan, 3 Month EURIBOR + 3.500%	5.729(c)	02/10/31	EUR	275	313,461
Software 0.0%
Meta CW GPU, Term Loan^	5.864	03/31/32		343	342,631
Vantage Oracle TX, Term Loan, 1 Month SOFR + 2.500%^	6.120(c)	04/30/30		76	75,791
					418,422
Telecommunications 0.1%
CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%^	5.900(c)	01/29/30		319	317,712
CloudHQ VA B2 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.900(c)	03/06/30		138	138,176
CloudHQ VA B3 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.900(c)	03/06/30		112	112,425
					568,313

Total Floating Rate and Other Loans (cost $3,301,313)					3,325,689

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.2%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263%	09/15/32	35	$34,469
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	229,444
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	238,538
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,050
				485,032
Illinois 0.0%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	173,274
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	80	80,513
				253,787
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	311,169
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	344,890
Taxable, Revenue Bonds, Series B	2.437	04/01/40	215	159,866
				815,925
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	193,207
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	79,955
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	58,891

Total Municipal Bonds (cost $2,153,760)				1,921,266
Residential Mortgage-Backed Securities 2.3%
ACRA, Series 2026-NQM01, Class A1, 144A	5.573(cc)	06/25/66	500	499,802
Aspire Mortgage Trust, Series 2026-02, Class A1, 144A	5.325(cc)	04/26/66	590	587,694
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	861	834,685
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	4.750(cc)	02/25/35	4	3,555
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	6.310(cc)	02/25/37	4	3,947
CIM Trust, Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	313	313,741
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70	486	486,341
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	382	383,037

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.878%(c)	03/25/42		105	$108,790
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.878(c)	03/25/42		90	92,654
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57		134	127,903
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		266	252,829
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		436	431,666
Series 2026-NQM01, Class A1, 144A	4.699(cc)	02/25/61		380	374,428
Series 2026-NQM06, Class A1, 144A	5.268(cc)	05/25/71		485	482,542
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		364	363,963
Series 2025-NQM02, Class A1, 144A	5.596(cc)	06/25/70		615	615,865
Series 2026-INV02, Class A1, 144A	4.682(cc)	02/25/71		380	373,762

Fannie Mae REMIC, Series 2014-11, Class VB	4.500	04/25/42		441	439,165
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.628(c)	11/25/50		250	273,403
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.278(c)	01/25/34		16	15,778
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.028(c)	10/25/41		200	201,309
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.728(c)	09/25/41		300	300,829
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	5.978(c)	12/25/41		200	201,028
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.528(c)	04/25/42		100	101,462
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A	5.648(cc)	06/25/65		342	342,177
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		368	366,337
Series 2026-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.228(c)	03/25/66		473	475,929
Series 2026-NQM04, Class A1, 144A	5.461(cc)	06/25/66		678	675,632
HOMES Trust,
Series 2026-NQM03, Class A1, 144A	5.262(cc)	04/27/71		776	771,312
Series 2026-NQM04, Class A1, 144A	5.502(cc)	06/25/61		794	793,014
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	6.032(cc)	07/25/35		1	1,310
Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		475	474,815

Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.379(c)	01/24/63	EUR	227	259,944
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66		74	73,982
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		883	872,287
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	250,370
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		600	601,776

Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.195(c)	05/26/66	EUR	312	356,286
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-DSC02, Class A1, 144A	5.440(cc)	04/27/71		589	587,641
Series 2026-NQM03, Class A1, 144A	5.209(cc)	03/25/71		477	474,481
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.513(c)	01/25/48		31	30,610
Series 2025-NQM04, Class A1, 144A	5.350(cc)	07/25/65		398	396,485
Series 2026-NQM06, Class A1, 144A	5.293(cc)	05/25/66		393	390,977
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	4.413(c)	06/25/57		28	27,586
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		211	211,382
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		451	451,298
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		869	869,094
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65		286	284,146
Series 2026-NQM07, Class A1, 144A	5.220(cc)	04/25/66		493	490,410
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.128(c)	05/25/33		899	905,452
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.982(c)	03/29/27		575	579,227

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075%(cc)	06/25/64		410	$388,062
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		491	491,630
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/64		590	576,008
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		521	507,247

PRPM Trust, Series 2025-NQM04, Class A1, 144A	4.980(cc)	07/25/70		519	513,946
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		472	472,902
Series 2026-NQM02, Class A1, 144A	4.704(cc)	01/25/66		573	564,045

SG Residential Mortgage Trust, Series 2026-04, Class A1, 144A	5.507(cc)	07/01/66		600	599,906
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	5.923(cc)	02/25/34		6	5,631
Verus Securitization Trust,
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		257	254,827
Series 2026-01, Class A1, 144A	4.863(cc)	01/25/71		191	189,440
Series 2026-05, Class A1, 144A	5.362(cc)	05/25/71		700	699,160
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67		279	275,625

Total Residential Mortgage-Backed Securities (cost $25,432,419)					25,422,567
Sovereign Bonds 0.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	396	393,420
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		504	446,258
Sr. Unsec’d. Notes	1.000	07/09/29		734	668,368
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		93	69,972
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	62	54,689
Sr. Unsec’d. Notes	5.000	01/09/38		198	165,429

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	180,800
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	660	750,195
Sr. Unsec’d. Notes	4.500	03/15/29		410	399,135
Sr. Unsec’d. Notes	5.375	01/21/29		200	199,620

Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	440,330
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	6.900	07/31/30		180	179,797
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		800	808,720

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	197,152
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28		370	365,882
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	300	338,756
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	231,237
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	703	827,482
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		300	290,811

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	215,662
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	370	409,880
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		400	401,940
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	684	727,409
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	96,616
Sr. Unsec’d. Notes	6.250	05/26/28		200	203,850

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	05/26/28	200	$203,850

Total Sovereign Bonds (cost $8,996,208)				9,267,260
U.S. Government Agency Obligations 4.4%
Federal Home Loan Bank	5.500	07/15/36	135	145,319
Federal Home Loan Mortgage Corp.	2.000	12/01/50	411	332,006
Federal Home Loan Mortgage Corp.	2.500	09/01/46	306	261,669
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,560	1,316,490
Federal Home Loan Mortgage Corp.	2.500	05/01/51	341	287,450
Federal Home Loan Mortgage Corp.	2.500	08/01/51	492	419,332
Federal Home Loan Mortgage Corp.	2.500	01/01/52	416	353,839
Federal Home Loan Mortgage Corp.	2.500	04/01/52	426	364,095
Federal Home Loan Mortgage Corp.	3.000	07/01/51	303	265,538
Federal Home Loan Mortgage Corp.	3.000	11/01/51	444	389,640
Federal Home Loan Mortgage Corp.	3.000	01/01/52	962	854,766
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,521	1,330,936
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,439	1,257,500
Federal Home Loan Mortgage Corp.	3.500	03/01/52	1,119	1,022,199
Federal Home Loan Mortgage Corp.	3.500	05/01/52	930	844,143
Federal Home Loan Mortgage Corp.	5.000	04/01/34	3	3,409
Federal Home Loan Mortgage Corp.	5.000	05/01/34	7	7,408
Federal Home Loan Mortgage Corp.	5.000	10/01/35	11	11,270
Federal Home Loan Mortgage Corp.	5.000	11/01/41	94	94,389
Federal Home Loan Mortgage Corp.	5.000	01/01/56	445	437,048
Federal Home Loan Mortgage Corp.	5.000	02/01/56	1,520	1,494,029
Federal Home Loan Mortgage Corp.	5.000	03/01/56	202	198,381
Federal Home Loan Mortgage Corp.	5.500	12/01/33	7	6,918
Federal Home Loan Mortgage Corp.	5.500	05/01/34	1	1,246
Federal Home Loan Mortgage Corp.	5.500	07/01/34	17	17,351
Federal Home Loan Mortgage Corp.	5.500	05/01/37	3	3,173
Federal Home Loan Mortgage Corp.	5.500	10/01/37	5	5,512
Federal Home Loan Mortgage Corp.	5.500	01/01/55	1,602	1,609,149
Federal Home Loan Mortgage Corp.	5.500	11/01/55	1,077	1,080,998
Federal Home Loan Mortgage Corp.	6.000	01/01/34	10	9,940
Federal Home Loan Mortgage Corp.	6.000	11/01/52	526	541,788
Federal Home Loan Mortgage Corp.	6.000	12/01/52	411	421,549
Federal Home Loan Mortgage Corp.	7.000	05/01/32	3	2,650
Federal National Mortgage Assoc.	2.000	06/01/50	1,431	1,156,658
Federal National Mortgage Assoc.	2.000	08/01/50	535	431,143
Federal National Mortgage Assoc.	2.000	10/01/50	480	387,219
Federal National Mortgage Assoc.	2.000	11/01/50	2,413	1,945,088
Federal National Mortgage Assoc.	2.000	01/01/51	152	122,210
Federal National Mortgage Assoc.	2.500	03/01/51	863	728,669
Federal National Mortgage Assoc.	2.500	12/01/51	460	387,316
Federal National Mortgage Assoc.	2.500	02/01/52	389	331,862
Federal National Mortgage Assoc.	2.500	03/01/52	521	445,308
Federal National Mortgage Assoc.	3.000	06/01/51	104	90,726
Federal National Mortgage Assoc.	3.000	12/01/51	1,166	1,024,230
Federal National Mortgage Assoc.	3.000	02/01/52	345	301,950
Federal National Mortgage Assoc.(k)	3.000	03/01/52	2,163	1,890,634
Federal National Mortgage Assoc.	3.500	01/01/52	303	277,239
Federal National Mortgage Assoc.	3.500	02/01/52	928	848,920
Federal National Mortgage Assoc.	4.000	04/01/52	1,342	1,255,323
Federal National Mortgage Assoc.	4.500	08/01/40	30	29,817
Federal National Mortgage Assoc.	4.500	02/01/44	41	40,799
Federal National Mortgage Assoc.	4.500	08/01/44	101	98,975
Federal National Mortgage Assoc.	4.500	01/01/45	78	76,522
Federal National Mortgage Assoc.	4.500	05/01/52	352	340,391
Federal National Mortgage Assoc.	5.000	07/01/35	8	7,750
Federal National Mortgage Assoc.	5.000	02/01/36	16	15,717

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	06/01/52	314	$310,938
Federal National Mortgage Assoc.	5.000	07/01/52	2,263	2,242,566
Federal National Mortgage Assoc.	5.000	08/01/52	568	562,719
Federal National Mortgage Assoc.	5.500	TBA	1,500	1,502,683
Federal National Mortgage Assoc.	5.500	06/01/33	3	2,734
Federal National Mortgage Assoc.	5.500	08/01/33	7	6,761
Federal National Mortgage Assoc.	5.500	09/01/33	5	5,207
Federal National Mortgage Assoc.	5.500	09/01/33	14	13,973
Federal National Mortgage Assoc.	5.500	01/01/34	5	5,003
Federal National Mortgage Assoc.	5.500	01/01/34	6	6,133
Federal National Mortgage Assoc.	5.500	07/01/34	12	11,697
Federal National Mortgage Assoc.	5.500	08/01/52	215	217,796
Federal National Mortgage Assoc.	5.500	10/01/52	229	231,106
Federal National Mortgage Assoc.	5.500	11/01/52	2,881	2,920,070
Federal National Mortgage Assoc.	5.500	12/01/54	420	422,030
Federal National Mortgage Assoc.	5.500	11/01/55	1,973	1,980,581
Federal National Mortgage Assoc.	6.000	01/01/34	2	2,104
Federal National Mortgage Assoc.	6.000	01/01/34	51	51,763
Federal National Mortgage Assoc.	6.000	02/01/34	3	3,087
Federal National Mortgage Assoc.	6.000	10/01/34	3	3,099
Federal National Mortgage Assoc.	6.000	11/01/34	4	4,221
Federal National Mortgage Assoc.	6.000	11/01/34	10	10,431
Federal National Mortgage Assoc.	6.000	11/01/34	12	12,164
Federal National Mortgage Assoc.	6.000	01/01/35	24	24,763
Federal National Mortgage Assoc.	6.000	02/01/35	15	15,786
Federal National Mortgage Assoc.	6.000	08/01/36	4	4,140
Federal National Mortgage Assoc.	6.000	08/01/38	2	1,656
Federal National Mortgage Assoc.	6.000	11/01/52	666	685,598
Federal National Mortgage Assoc.	6.000	12/01/52	145	149,115
Federal National Mortgage Assoc.	6.000	04/01/53	277	284,720
Federal National Mortgage Assoc.	6.500	07/01/29	1	604
Federal National Mortgage Assoc.	6.500	07/01/32	6	5,790
Federal National Mortgage Assoc.	6.500	04/01/33	3	3,051
Federal National Mortgage Assoc.	6.500	01/01/34	3	3,120
Federal National Mortgage Assoc.	6.500	10/01/36	6	6,214
Federal National Mortgage Assoc.	6.500	09/01/37	24	25,818
Federal National Mortgage Assoc.	6.500	10/01/37	20	20,594
Federal National Mortgage Assoc.	6.500	01/01/53	57	58,769
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	219,016
Federal National Mortgage Assoc.	7.000	06/01/32	3	2,758
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	494,791
Federal National Mortgage Assoc.	7.500	09/01/30	—(r)	200
Federal National Mortgage Assoc.	8.500	02/01/28	—(r)	22
Government National Mortgage Assoc.	2.500	09/20/50	763	652,248
Government National Mortgage Assoc.	3.000	09/20/43	70	63,528
Government National Mortgage Assoc.	3.000	01/20/44	22	19,857
Government National Mortgage Assoc.	3.000	03/15/45	46	41,116
Government National Mortgage Assoc.	3.000	05/20/45	66	60,028
Government National Mortgage Assoc.	3.000	08/20/45	125	112,973
Government National Mortgage Assoc.	3.000	06/20/46	132	119,021
Government National Mortgage Assoc.	3.000	03/20/47	76	67,967
Government National Mortgage Assoc.	3.000	12/20/48	383	340,551
Government National Mortgage Assoc.(k)	3.500	12/20/51	1,680	1,528,067
Government National Mortgage Assoc.	3.500	01/20/52	785	711,824
Government National Mortgage Assoc.	3.500	03/20/52	442	400,880
Government National Mortgage Assoc.	3.500	04/20/52	479	433,267
Government National Mortgage Assoc.	4.000	03/20/52	83	77,622
Government National Mortgage Assoc.	4.000	04/20/52	637	598,185
Government National Mortgage Assoc.	5.000	10/20/37	6	6,291
Government National Mortgage Assoc.	5.000	04/20/45	32	31,851
Government National Mortgage Assoc.	5.000	09/20/52	360	357,333
Government National Mortgage Assoc.	5.000	11/20/54	627	619,388

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	5.500%	07/15/33	6	$6,039
Government National Mortgage Assoc.	5.500	09/15/34	58	58,151
Government National Mortgage Assoc.	5.500	01/15/36	20	20,280
Government National Mortgage Assoc.	5.500	11/20/52	361	365,689
Government National Mortgage Assoc.	5.500	04/20/55	168	169,037
Government National Mortgage Assoc.	6.000	02/20/53	269	276,900
Government National Mortgage Assoc.	6.000	06/20/53	245	251,716
Government National Mortgage Assoc.	6.500	07/15/32	1	524
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	139
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	417
Government National Mortgage Assoc.	6.500	08/15/32	1	686
Government National Mortgage Assoc.	6.500	08/15/32	3	3,249
Government National Mortgage Assoc.	7.000	05/15/31	1	1,196
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	99,119

Total U.S. Government Agency Obligations (cost $48,667,308)				47,656,126
U.S. Treasury Obligations 5.3%
U.S. Treasury Bonds	2.000	08/15/51	3,030	1,725,680
U.S. Treasury Bonds	2.250	08/15/49	2,840	1,767,013
U.S. Treasury Bonds	2.375	02/15/42	4,310	3,143,606
U.S. Treasury Bonds	2.375	05/15/51	20,810	13,012,753
U.S. Treasury Bonds	2.875	05/15/49	655	465,255
U.S. Treasury Bonds	3.625	02/15/44	4,300	3,642,906
U.S. Treasury Bonds	4.125	08/15/44	7,630	6,901,573
U.S. Treasury Bonds	4.500	02/15/44	5,405	5,147,418
U.S. Treasury Bonds	4.625	05/15/44	6,670	6,443,845
U.S. Treasury Bonds	4.625	11/15/44	2,945	2,838,704
U.S. Treasury Bonds	4.625	11/15/45	2,310	2,219,405
U.S. Treasury Bonds	4.750	11/15/43	220	216,459
U.S. Treasury Bonds	4.750	02/15/45	3,110	3,042,941
U.S. Treasury Bonds	4.875	08/15/45	870	863,611
U.S. Treasury Bonds	5.000	05/15/45	1,300	1,311,578
U.S. Treasury Strips Coupon(k)	2.165(s)	11/15/43	5,955	2,461,975
U.S. Treasury Strips Coupon	2.374(s)	05/15/43	515	219,254
U.S. Treasury Strips Coupon(k)	2.450(s)	02/15/45	90	34,648
U.S. Treasury Strips Coupon	3.934(s)	11/15/41	645	300,110
U.S. Treasury Strips Coupon(k)	4.002(s)	05/15/41	30	14,382
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	60	19,021
U.S. Treasury Strips Coupon(k)	4.686(s)	11/15/40	2,835	1,400,295
U.S. Treasury Strips Coupon(k)	4.796(s)	11/15/42	615	269,748
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	170	53,190
U.S. Treasury Strips Coupon(k)	4.928(s)	11/15/45	55	20,305
U.S. Treasury Strips Coupon(k)	5.020(s)	05/15/44	35	14,045
U.S. Treasury Strips Coupon	5.127(s)	08/15/44	120	47,442

Total U.S. Treasury Obligations (cost $60,664,774)				57,597,162

Option Purchased*~ 0.0%
(cost $3,334)	4,784

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN — 97.8% (cost $832,515,488)	1,062,921,850

Options Written*~ (0.0)%
(premiums received $0)	(1,896)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 97.8% (cost $832,515,488)	1,062,919,954

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 1.4%
Affiliated Mutual Funds 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wa)	14,096,342	$14,096,342
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $100,645; includes $99,938 of cash collateral for securities on loan)(b)(wa)	100,723	100,653

Total Affiliated Mutual Funds (cost $14,196,987)		14,196,995

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $1,049,558)	3.700%	10/06/26	1,060	1,049,436

Options Purchased*~ 0.0%
(cost $109,153)	212,387

Total Short-Term Investments (cost $15,355,698)	15,458,818

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 99.2% (cost $847,871,186)	1,078,378,772

OPTIONS Written*~ (0.0)%
(premiums received $109,009)	(239,806)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 99.2% (cost $847,762,177)	1,078,138,966
Other assets in excess of liabilities(z) 0.8%	8,222,164

Net Assets 100.0%	$1,086,361,130

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CORRA—Canadian Overnight Repo Rate Average
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EAFE—Europe, Australasia, Far East

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ING—ING Financial Markets LLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SARON—Swiss Average Rate Overnight
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
UBS—UBS Securities LLC
UTS—Unit Trust Security
ZARONIA—South African Overnight Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,446,149 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,604; cash collateral of $99,938 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$13,433	$1,113	0.0%
Invitation Homes Operating Partnership LP, Gtd. Notes, 4.950%, 01/15/33	08/12/25	974,926	966,002	0.1
JELD-WEN, Inc., Gtd. Notes, 144A, 4.875%, 12/15/27	01/11/24	21,908	18,337	0.0
Total		$1,010,267	$985,452	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at June 30, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $111,033)^	111	$110,716	$—	$(317)
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $61,942)^	62	61,765	—	(177)
CloudHQ VA B2 Quick, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/30 (cost $93,947)^	94	93,947	—	—
CloudHQ VA B2, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/30 (cost $68,147)^	68	68,147	—	—
CloudHQ VA B3 Quick, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/30 (cost $49,144)^	49	49,144	—	—
CloudHQ VA B3, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/30 (cost $75,748)^	76	75,748	—	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 05/31/32 (cost $8,562)^	9	8,604	42	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 05/31/32 (cost $12,779)^	13	12,907	128	—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $300,000)^	300	300,750	750	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $80,145)^	80	80,145	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $193,792)^	194	193,792	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $120,218)^	120	120,218	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $290,688)^	291	290,688	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $655,778)^	657	657,369	1,591	—
Vantage Oracle TX, Delayed Draw Term Loan, —%(p), Maturity Date 04/30/30 (cost $458,013)^	463	463,025	5,012	—
		$2,586,965	$7,523	$(494)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.324%	EUR	2,520	$4,784
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		738	88
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		1,570	2,298
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.324%	2.80%(A)	EUR	2,865	1,397
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.324%	10.29%(A)	EUR	2,865	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		4,230	17,755
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		4,230	17
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.680%	8.00%(A)		2,515	—
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		10,700	163,696
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		10,700	24
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		738	3,727
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$107.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)		1,290	10,355

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$106.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	1,290	$11,481
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	2,880	1,549
Total Options Purchased (cost $112,487)								$217,171
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.324%	1.74%(A)	EUR	2,520	$(1,896)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		738	(28)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.324%	EUR	5,730	(390)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		8,460	(17,754)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		10,700	(111,613)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		10,700	(79,522)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		738	(8,133)
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$105.50	5.00%(Q)	CDX.NA.HY.46.V2(Q)		1,940	(8,969)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$102.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		1,290	(4,417)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		1,290	(6,792)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		5,760	(1,512)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		1,570	(676)
Total Options Written (premiums received $109,009)									$(241,702)
Futures contracts outstanding at June 30, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
52	2 Year U.S. Treasury Notes	Sep. 2026	$10,718,906	$(13,527)
306	5 Year U.S. Treasury Notes	Sep. 2026	32,756,345	52,226
14	10 Year Australian Treasury Bonds	Sep. 2026	1,064,450	18,405
3	10 Year Euro-Bund	Sep. 2026	436,496	3,562
247	10 Year U.S. Treasury Notes	Sep. 2026	27,142,986	88,553
219	10 Year U.S. Ultra Treasury Notes	Sep. 2026	24,630,656	164,744
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	464,625	(4,006)
16	Mini MSCI EAFE Index	Sep. 2026	2,516,240	(26,234)
14	Mini MSCI Emerging Markets Index	Sep. 2026	1,230,110	(21,037)
4	Russell 2000 E-Mini Index	Sep. 2026	609,120	10,056
26	S&P 500 E-Mini Index	Sep. 2026	9,812,725	(90,557)
				182,185

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Futures contracts outstanding at June 30, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
21	5 Year Euro-Bobl	Sep. 2026	$2,768,497	$(14,305)
1	20 Year U.S. Treasury Bonds	Sep. 2026	113,500	(939)
8	Euro Schatz Index	Sep. 2026	968,559	(601)
				(15,845)
				$166,340
Bond forward contracts outstanding at June 30, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
4.500%, 02/15/44	JPM	07/13/26	3,400	$96.56	$3,283,076	$3,238,347	$—	$(44,729)
4.625%, 05/15/44	CITI	07/14/26	1,765	$98.37	1,736,169	1,705,225	—	(30,944)
					$5,019,245	$4,943,572	$—	$(75,673)
Forward foreign currency exchange contracts outstanding at June 30, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/22/26	HSBC	EUR	477	$551,155	$545,293	$—	$(5,862)
Expiring 07/22/26	HSBC	EUR	351	401,184	401,187	3	—
Expiring 07/22/26	HSBC	EUR	228	260,910	260,967	57	—
Expiring 07/22/26	UAG	EUR	1,792	2,073,304	2,049,461	—	(23,843)
				$3,286,553	$3,256,908	60	(29,705)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/22/26	UAG	GBP	1,423	$1,931,494	$1,887,637	$43,857	$—
Euro,
Expiring 07/22/26	RBC	EUR	366	425,203	418,816	6,387	—
Expiring 07/22/26	SSB	EUR	5,619	6,656,458	6,426,233	230,225	—
Expiring 07/22/26	TD	EUR	5,704	6,750,024	6,523,601	226,423	—
Expiring 07/22/26	UAG	EUR	5,704	6,764,187	6,523,601	240,586	—
				$22,527,366	$21,779,888	747,478	—
						$747,538	$(29,705)
Credit default swap agreements outstanding at June 30, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	1,050	*	$1,448	$(143)	$1,591	GSI

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	345	$(1,787)	$(921)	$(866)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		485	0.448%	$9,951	$10,601	$(650)	GSI
America Movil SAB de CV	12/20/26	1.000%(Q)		170	0.211%	678	604	74	BARC
Banco Santander SA	03/20/27	1.000%(Q)	EUR	400	0.122%	3,010	2,875	135	BARC
Bank of Nova Scotia	12/20/26	1.000%(Q)		224	0.280%	819	753	66	CITI
Barclays Bank PLC	12/20/26	1.000%(Q)		442	0.281%	1,614	1,414	200	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	348	0.270%	1,481	1,530	(49)	JPM
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	164	0.270%	698	652	46	GSI
Barclays Bank PLC	03/20/27	1.000%(Q)	EUR	390	0.315%	2,313	2,418	(105)	MSI
BNP Paribas SA	03/20/27	1.000%(Q)	EUR	109	0.170%	777	786	(9)	MSI
Citigroup, Inc.	12/20/26	1.000%(Q)		925	0.225%	3,624	2,987	637	GSI
Comision Federal de Electricidad	06/20/27	1.000%(Q)		200	1.080%	(104)	287	(391)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		125	1.399%	(1,346)	(519)	(827)	BARC
Commerzbank AG	12/20/26	1.000%(Q)	EUR	106	*	541	505	36	BARC
Deutsche Telekom AG	06/20/28	1.000%(Q)	EUR	100	0.193%	1,823	1,849	(26)	BARC
European Investment Bank	12/20/26	—%(Q)		711	0.039%	(133)	(168)	35	BARC
Hellenic Republic	12/20/26	1.000%(Q)		402	0.058%	1,894	1,711	183	BARC
Hellenic Republic	06/20/27	1.000%(Q)		100	0.080%	910	677	233	BARC
Hellenic Republic	12/20/27	1.000%(Q)		75	0.108%	984	698	286	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		338	0.145%	1,453	1,330	123	MSI
HSBC Bank PLC	06/20/27	1.000%(Q)	EUR	204	0.149%	1,983	1,954	29	BOA
National Bank of Canada	12/20/26	1.000%(Q)		126	0.278%	462	433	29	CITI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)		211	*	1,475	1,440	35	BOA
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		162	0.404%	1,430	1,511	(81)	BOA
Republic of Colombia	12/20/26	1.000%(Q)		118	0.422%	352	108	244	BARC
Republic of France	12/20/26	0.250%(Q)		612	0.065%	574	434	140	BARC
Republic of France	12/20/26	0.250%(Q)		388	0.065%	364	275	89	BARC
Republic of France	06/20/27	0.250%(Q)		185	0.096%	286	218	68	BARC
Republic of France	12/20/30	0.250%(Q)		345	0.263%	(164)	(1,896)	1,732	BARC
Republic of Italy	09/20/26	1.000%(Q)		810	0.048%	1,942	1,724	218	BARC
Republic of Ivory Coast	04/07/27	1.885%(Q)		230	0.812%	1,989	(24)	2,013	DB
Republic of Panama	06/20/27	1.000%(Q)		686	0.370%	4,322	3,599	723	CITI
Republic of Panama	06/20/27	1.000%(Q)		160	0.370%	1,008	872	136	BARC
Republic of Romania	12/20/26	1.000%(Q)		37	0.436%	108	85	23	BOA
Republic of South Africa	12/20/26	1.000%(Q)		129	0.203%	519	334	185	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		298	0.107%	1,335	1,228	107	MSI
Slovak Republic	12/20/27	1.000%(Q)		140	0.183%	1,684	1,656	28	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		300	0.357%	2,850	2,578	272	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		187	0.172%	780	718	62	MSI
State of Israel	06/20/27	1.000%(Q)		397	0.167%	3,279	3,169	110	CITI
State of Qatar	12/20/26	1.000%(Q)		195	0.097%	883	795	88	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	120	0.315%	481	489	(8)	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	200	0.087%	1,051	1,009	42	BARC
UBS Group AG	12/20/26	1.000%(Q)	EUR	724	0.126%	3,650	3,435	215	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		586	0.292%	4,134	4,039	95	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		359	0.292%	2,532	2,457	75	GSI
						$70,296	$63,630	$6,666

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	8,575	0.509%	$159,518	$190,397	$30,879
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreement outstanding at June 30, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
18,870	06/11/27	3.058%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(99,508)	$(99,508)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at June 30, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	1,300	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.340%	$—	$(7,721)	$(7,721)
CHF	300	02/23/36	0.480%(A)	1 Day SARON(2)(A)/ (0.044)%	—	(521)	(521)
GBP	2,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.732%	237,353	74,765	(162,588)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.732%	(8,272)	32,795	41,067

PGIM Balanced Fund

PGIM Balanced Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	325	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.732%	$(8)	$(15,270)	$(15,262)
JPY	100,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.976%	—	(55,459)	(55,459)
JPY	80,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.976%	—	(41,642)	(41,642)
MXN	20,675	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.766%	—	(13,756)	(13,756)
MXN	12,150	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.766%	—	(10,545)	(10,545)
NZD	1,610	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.715%	—	13,209	13,209
	2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	479	(19,662)	(20,141)
	5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	586	29,467	28,881
	3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(3,599)	(31,606)	(28,007)
	1,336	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	35,492	35,492
	3,760	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(92,241)	(92,241)
	3,010	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(20,402)	(180,616)	(160,214)
	635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	289,857	297,989	8,132
	3,555	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	51,991	129,953	77,962
	2,665	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	20,643	203,712	183,069
	2,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	166,856	166,856
	2,355	06/04/56	4.127%(A)	1 Day SOFR(1)(A)/ 3.680%	(864)	(10,547)	(9,683)
ZAR	19,495	06/03/36	8.080%(A)	1 Day ZARONIA(2)(A)/ 6.865%	(40)	21,548	21,588
					$567,724	$526,200	$(41,524)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).